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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SCHWARTZ
VALUE FOCUSED FUND

value investing since 1984

TICKER SYMBOL: RCMFX

unaudited

SEMI-ANNUAL REPORT

JUNE 30, 2016

Schwartz Value Focused Fund

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-0753	Investment Adviser Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170

Dear Fellow Shareowners:

The Schwartz Value Focused Fund (“the Fund”) underwent some important changes in recent months, that we believe will afford us the opportunity to improve the Fund’s future investment performance. On April 22, the Board of Trustees of Schwartz Investment Trust approved a change in the Fund’s name from Schwartz Value Fund to Schwartz Value Focused Fund. Additionally, on June 29, a Special Meeting of Shareholders of the Fund was held at which the shareholders voted and approved: 1) a change in the sub-classification of the Fund from a diversified to a non-diversified fund, and 2) the removal of certain fundamental investment limitations. As discussed in the proxy materials that you received prior to the Special Meeting, these modifications are intended to allow the portfolio managers to take more meaningful positions in those securities that we believe are the most attractive from an investment standpoint. Simply put, we will be able to take larger positions in our best ideas. As a result, it is likely that the Fund will become more concentrated, holding fewer positions, than it has historically.

The Fund had a total return of 7.88% for the six month period ended June 30, 2016 compared to 3.74% for the Russell 1000 Index (“the Index”). The Fund’s 1, 5, 10 and 15-year performance figures compared to the Index are as follows:

	Average Annual Total Return For the Periods Ended 6/30/16
	1 year	5 years	10 years	15 years
Schwartz Value Focused Fund	-5.66%	2.74%	1.17%	4.26%
Russell 1000 Index	2.93%	11.88%	7.51%	6.02%

Some of the headwinds that previously worked against our value-conscious investment style started to abate in 2016. As discussed in last year’s annual report, due to falling oil and gas prices, the Fund’s energy-related holdings were a notable drag on performance in 2015. However, with energy prices bottoming earlier this year, a number of our oil and gas related holdings have experienced strong share price appreciation since February. Two of the best performers have been Devon Energy Corporation and Apache Corporation, up 94% and 65%, respectively, from their February lows. Another sector that was unduly depressed heading into this year, which has also rebounded sharply in recent months, is the metals & mining industry. Oddly enough, in a global financial market that now has over $12 trillion of negative yielding securities, gold and silver (which pay no interest) are a “high yielding” asset. Further, the mining companies are expected to benefit from lower commodity input prices, which should reduce their cost structures and improve profitability. The Fund’s holdings in this sector have been the Fund’s best performing stocks so far this year, rebounding sharply from deeply oversold levels at year-end. The Fund’s five best performing securities in the first half of 2016 were:

Company	Industry	YTD Return
Barrick Gold Corp.	Metals & Mining	+190.10%
Pan American Silver Corporation	Metals & Mining	+153.64%
Goldcorp, Inc.	Metals & Mining	+66.38%
Apache Corporation	Oil & Gas Exploration/Production	+26.44%
MSC Industrial Direct Co., Inc.	Industrial Equipment	+26.42%

The Fund’s largest holding, Unico American Corporation also contributed positively to first half results, gaining 11%. In early April, the company announced that its board of directors had appointed a special committee of independent directors to conduct a review of strategic alternatives for the company aimed at enhancing shareholder value. That’s usually a good sign.

On the negative side, financials have been one of the worst performing sectors this year, owing to persistently low interest rates and meager economic growth, both in the U.S. and abroad. The Fund’s holdings in this sector, PNC Financial Services Group (warrants) and Citigroup, Inc. (money center banking) were weak performers. Another stock which hurt performance in the first half was ARRIS International plc, which makes telecommunications equipment for cable and satellite MSOs (multiple system operators). ARRIS came under pressure as its cable and satellite customers have delayed purchases of ARRIS’s set-top box equipment due to industry changes brought about by increased regulation by the FTC. We view the weakness in ARRIS’s stock price as temporary and increased the Fund’s position accordingly. The Fund’s five worst performing securities so far this year are listed below:

Company	Industry	YTD Return
PNC Financial Services (warrants)	Regional Banking	-30.33%
ARRIS International plc	Communications Equipment	-30.30%
Citigroup, Inc.	Financial Services	-17.91%
Liberty Global plc	International Cable & Broadband	-11.54%
Discovery Communications, Inc.	Media	-6.25%

During the past six months, we liquidated five stocks that had reached our estimate of intrinsic value: Biglari Holdings, Inc. (restaurants), Franklin Resources, Inc. (asset management), International Business Machines Corporation (information technology services), Michelin ADR (tires), and The Progressive Corporation (insurance). Proceeds from these sales were used to establish new positions in five securities: Baker Hughes Inc. (oil & gas services), Emerson Electric Co. (industrial electrical equipment), MSC Industrial Direct Co., Inc. (industrial equipment), Nordstrom, Inc. (apparel retailing), and Texas Pacific Land Trust (real estate). We believe these new holdings represent businesses with sound financials and run by experienced, shareholder-friendly management teams. In each instance, the shares are selling at prices well below our estimate of intrinsic value.

Thank you for being a shareholder in the Schwartz Value Focused Fund.

Timothy S. Schwartz, CFA Lead Portfolio Manager	George P. Schwartz, CFA Co-Portfolio Manager

2

SCHWARTZ VALUE FOCUSED FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2016 (Unaudited)

Shares	Security Description	Market Value	% of Net Assets
180,000	Unico American Corporation	$2,028,600	10.6%
60,000	Goldcorp, Inc.	1,147,800	6.0%
35,000	Liberty Interactive Corporation QVC Group - Series A	887,950	4.7%
4	Berkshire Hathaway, Inc. - Class A	867,900	4.6%
40,000	ARRIS International plc	838,400	4.4%
20,000	Avnet, Inc.	810,200	4.3%
1,400	Graham Holdings Company - Class B	685,356	3.6%
25,000	Colfax Corporation	661,500	3.5%
25,000	Discovery Communications, Inc. - Series A	630,750	3.3%
7,500	Schlumberger Limited	593,100	3.1%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	20.8%
Energy	11.8%
Financials	20.3%
Industrials	13.6%
Information Technology	13.8%
Materials	12.3%
Open-End Funds	0.1%
Money Market Funds, Liabilities in Excess of Other Assets	7.3%
100.0%

3

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
 June 30, 2016 (Unaudited)
COMMON STOCKS — 90.8%	Shares	Market Value

Consumer Discretionary — 20.8%
Diversified Consumer Services — 3.6%
Graham Holdings Company - Class B	1,400	$685,356

Household Durables — 2.2%
Garmin Ltd.	10,000	424,200

Internet & Catalog Retail — 4.7%
Liberty Interactive Corporation QVC Group -Series A *	35,000	887,950

Media — 5.0%
Discovery Communications, Inc. - Series A *	25,000	630,750
Liberty Global plc - Series C *	10,000	286,500
Liberty Global plc LiLAC - Series C *	1,248	40,537
		957,787
Multi-Line Retail — 2.5%
Nordstrom, Inc.	12,500	475,625

Specialty Retail — 2.8%
TJX Companies, Inc. (The)	7,000	540,610

Energy — 11.8%
Energy Equipment & Services — 5.0%
Baker Hughes Incorporated	8,000	361,040
Schlumberger Limited	7,500	593,100
		954,140
Oil, Gas & Consumable Fuels — 6.8%
Apache Corporation	5,000	278,350
Devon Energy Corporation	5,000	181,250
Exxon Mobil Corporation	5,000	468,700
Noble Energy, Inc.	10,000	358,700
		1,287,000
Financials — 18.5%
Banks — 0.8%
Citigroup, Inc.	3,500	148,365

Diversified Financial Services — 2.5%
MasterCard, Inc. - Class A	3,500	308,210
Texas Pacific Land Trust	1,000	168,650
		476,860

4

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
 (Continued)
COMMON STOCKS — 90.8% (Continued)	Shares	Market Value

Financials — 18.5% (Continued)
Insurance — 15.2%
Berkshire Hathaway, Inc. - Class A *	4	$867,900
Unico American Corporation *	180,000	2,028,600
		2,896,500
Industrials — 13.6%
Aerospace & Defense — 2.1%
Cubic Corporation	5,000	200,800
United Technologies Corporation	2,000	205,100
		405,900
Electrical Equipment — 2.7%
Eaton Corporation plc	5,000	298,650
Emerson Electric Company	4,000	208,640
		507,290
Machinery — 5.3%
Colfax Corporation *	25,000	661,500
Donaldson Company, Inc.	10,000	343,600
		1,005,100
Trading Companies & Distributors — 3.5%
MSC Industrial Direct Company, Inc. - Class A	3,000	211,680
W.W. Grainger, Inc.	2,000	454,500
		666,180
Information Technology — 13.8%
Communications Equipment — 4.4%
ARRIS International plc *	40,000	838,400

Electronic Equipment, Instruments & Components — 6.5%
Arrow Electronics, Inc. *	7,000	433,300
Avnet, Inc.	20,000	810,200
		1,243,500
Software — 0.9%
ANSYS, Inc. *	2,000	181,500

Technology Hardware, Storage & Peripherals — 2.0%
HP, Inc.	30,000	376,500

Materials — 12.3%
Chemicals — 1.0%
Praxair, Inc.	1,700	191,063

5

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 90.8% (Continued)	Shares	Market Value
Materials — 12.3% (Continued)
Metals & Mining — 11.3%
Barrick Gold Corporation	20,000	$427,000
Goldcorp, Inc.	60,000	1,147,800
Pan American Silver Corporation	35,000	575,750
		2,150,550

Total Common Stocks (Cost $14,859,445)		$17,300,376

WARRANTS — 1.8%	Shares	Market Value
Financials — 1.8%
Banks — 1.8%
PNC Financial Services Group, Inc. (The) * (Cost $436,093)	20,000	$348,400

OPEN-END FUNDS — 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $10,417)	75	$12,130

MONEY MARKET FUNDS — 7.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	819,614	$819,614
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	580,867	580,867
Total Money Market Funds (Cost $1,400,481)		$1,400,481

Total Investments at Market Value — 100.0% (Cost $16,706,436)		$19,061,387

Liabilities in Excess of Other Assets — (0.0%) (b)		(5,237)

Net Assets — 100.0%		$19,056,150

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
 June 30, 2016 (Unaudited)
ASSETS

Investments, at market value (cost of $16,706,436) (Note 1)	$19,061,387
Cash	5,100
Receivable for capital shares sold	2,500
Dividends receivable	7,706
Other assets	8,362
TOTAL ASSETS	19,085,055

LIABILITIES
Payable to Adviser (Note 2)	16,227
Payable to administrator (Note 2)	3,000
Other accrued expenses	9,678
TOTAL LIABILITIES	28,905

NET ASSETS	$19,056,150

NET ASSETS CONSIST OF:
Paid-in capital	$17,044,961
Accumulated net investment loss	(6,678)
Accumulated net realized losses from security transactions	(337,084)
Net unrealized appreciation on investments	2,354,951
NET ASSETS	$19,056,150

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	833,872

Net asset value, offering price and redemption price per share (Note 1)	$22.85

See notes to financial statements.

7

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 2016 (Unaudited)
INVESTMENT INCOME

Dividends (Net of foreign tax of $1,449)	$109,822

EXPENSES
Investment advisory fees (Note 2)	88,540
Trustees’ fees and expenses (Note 2)	29,229
Legal and audit fees	20,001
Administration, accounting and transfer agent fees (Note 2)	18,000
Registration and filing fees	6,673
Postage and supplies	5,356
Custodian and bank service fees	3,141
Printing of shareholder reports	2,024
Insurance expense	570
Compliance service fees and expenses (Note 2)	226
Other expenses	4,712
TOTAL EXPENSES	178,472
Less fee reductions by the Adviser (Note 2)	(61,972)
NET EXPENSES	116,500

NET INVESTMENT LOSS	(6,678)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	201,390
Net change in unrealized appreciation (depreciation) on investments	1,261,459
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,462,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,456,171

See notes to financial statements.

8

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment loss	$(6,678)	$(94,159)
Net realized gains (losses) from security transactions	201,390	(538,474)
Net change in unrealized appreciation (depreciation) on investments	1,261,459	(2,972,967)
Net increase (decrease) in net assets resulting from operations	1,456,171	(3,605,600)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	841,051	1,244,396
Payments for shares redeemed	(2,013,180)	(6,995,249)
Net decrease in net assets from capital share transactions	(1,172,129)	(5,750,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	284,042	(9,356,453)

NET ASSETS
Beginning of period	18,772,108	28,128,561
End of period	$19,056,150	$18,772,108

ACCUMULATED NET INVESTMENT LOSS	$(6,678)	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	37,067	51,114
Shares redeemed	(89,412)	(287,195)
Net decrease in shares outstanding	(52,345)	(236,081)
Shares outstanding, beginning of period	886,217	1,122,298
Shares outstanding, end of period	833,872	886,217

See notes to financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net asset value at beginning of period	$21.18		$25.06		$28.54	$23.31	$22.33	$21.21

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.11)		(0.08)	(0.04)	0.23	0.07
Net realized and unrealized gains (losses) on investments	1.68		(3.77)		(1.26)	5.80	0.98	1.12
Total from investment operations	1.67		(3.88)		(1.34)	5.76	1.21	1.19

Less distributions:
From net investment income	—		—		—	—	(0.23)	(0.07)
From net realized gains on investments	—		—		(2.14)	(0.53)	—	—
Total distributions	—		—		(2.14)	(0.53)	(0.23)	(0.07)

Net asset value at end of period	$22.85		$21.18		$25.06	$28.54	$23.31	$22.33

Total return (a)	7.88	%(b)	(15.5%)		(4.7%)	24.7%	5.4%	5.6%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$19,056		$18,772		$28,129	$32,030	$30,573	$36,654

Ratio of total expenses to average net assets	1.91	%(d)	1.59%		1.46%	1.45%	1.41%	1.38%

Ratio of net expenses to average net assets	1.25	%(c)(d)	1.35	%(c)	1.46%	1.45%	1.41%	1.38%

Ratio of net investment income (loss) to average net assets	(0.07	%)(c)(d)	(0.40	%)(c)	(0.28%)	(0.13%)	0.90%	0.32%

Portfolio turnover rate	18	%(b)	104%		72%	57%	62%	75%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratio was determined after advisory fee reductions (Note 2).

(d)	Annualized.

See notes to financial statements.

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”), formerly the Schwartz Value Fund, is a series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. At a meeting held on June 29, 2016, the shareholders of the Fund voted to change the classification of the Fund from a diversified fund to a non-diversified fund.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,300,376	$—	$—	$17,300,376
Warrants	348,400	—	—	348,400
Open-End Funds	12,130	—	—	12,130
Money Market Funds	1,400,481	—	—	1,400,481
Total	$19,061,387	$—	$—	$19,061,387

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of June 30, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of June 30, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

The following information is computed on a tax basis for each item as of June 30, 2016:

Federal income tax cost	$16,706,436
Gross unrealized appreciation	$3,344,682
Gross unrealized depreciation	(989,731)
Net unrealized appreciation	2,354,951
Capital loss carryforwards	(505,906)
Other gains	162,144
Accumulated earnings	$2,011,189

As of December 31, 2015, the Fund had a short-term capital loss carryforward of $505,906 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended December 31, 2012 through December 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Security transactions and investment income — Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized capital gains and losses on security transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended June 30, 2016 and December 31, 2015.

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.95% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2017 so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2016, the Adviser reduced its investment advisory fees by $61,972.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such reductions or reimbursements occurred, provided the Fund is able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Fund. As of June 30, 2016, the Advisor may seek recoupment of investment advisory fee reductions totaling $118,588 no later than the dates stated below:

December 31, 2018	December 31, 2019
$56,616	$61,972

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $35,000

14

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

(except that such fee is $45,000 for the Lead Independent Trustee and $39,000 for the Chairman of the Audit Committee), payable quarterly; a fee of $5,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund pays its proportionate share of Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the six months ended June 30, 2016, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $3,193,276 and $4,145,575, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no events.

15

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2016) and held until the end of the period (June 30, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the result does not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,078.80	$6.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.65	$6.27

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

16

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

At an in-person meeting held on February 13, 2016 (the “Board Meeting”), the Board of Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc (the “Adviser”) on behalf of the Fund.

The Independent Trustees were advised and assisted throughout the process of their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees received advice from their independent legal counsel, including a legal memorandum, on the standards and obligations in connection with their consideration of the continuation of the Advisory Agreement. The Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including whether the Advisory Agreement continues to be in the best interests of the Fund and its shareholders. The Independent Trustees also retained an independent consultant (Strategic Insight) to prepare an expense and performance analysis for the Fund and met separately with the consultant prior to the Board Meeting to discuss the methodologies that Strategic Insight used to construct its report. During this meeting, the independent consultant discussed the Morningstar, Inc. (“Morningstar”) category that Strategic Insight identified to base its peer group comparisons for the Fund and other aspects of its report. To further prepare for the Board Meeting, the Independent Trustees met separately with independent counsel to discuss the continuance of the Advisory Agreement, at which no representatives of the Adviser were present.

The Independent Trustees took into account that they meet with the portfolio managers of the Fund at regularly scheduled meetings over the course of the year to discuss the investment results, portfolio composition, and investment program for the Fund. They also considered that the portfolio managers had also discussed the overall condition of the economy and the markets, including an analysis of the factors that have influenced the markets, investor preferences and market sentiment.

The Trustees reviewed, among other things: (1) industry data comparing the advisory fee and expense ratio of the Fund with those of comparable investment companies and any institutional accounts under the management of the Adviser; (2) comparative performance information; (3) the Adviser’s revenues and profitability for providing services to the Fund; and (4) information about the Adviser’s portfolio managers, research analysts, investment process, compliance program and risk management processes.

As part of this process, the Trustees considered various factors, among them:

●	the nature, extent and quality of the services provided by the Adviser;

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

●	the Fund’s performance;

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

17

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

In their consideration of the nature, extent and quality of services provided to the Fund, the Trustees evaluated the responsibilities of the Adviser under the Advisory Agreement and the investment management process applied to the Fund. The Trustees reviewed the background, education, professional designations and experience of the Adviser’s key investment, research and operational personnel. The Trustees next reviewed the Adviser’s responsibilities in monitoring the administrative and shareholder services provided to the Fund and the Adviser’s various ongoing responsibilities with regard to the compliance program of the Trust. The Trustees considered the overall strength and stability of the Adviser, the efforts that have been made to guard against potential cybersecurity threats, and the Adviser’s overall compliance record.

The Trustees reviewed information provided by the independent consultant on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the Fund’s net advisory fee with the net advisory fees of representative funds within its Morningstar peer group, with the Morningstar information showing that the net advisory fee of the Fund is lower than the median net advisory fees of its Morningstar peers. The Independent Trustees took into account that the fee reductions made by the Adviser on behalf of Fund had the effect of reducing the management fee and operating expenses of the Fund during the 2015 calendar year. The Trustees also compared the Fund’s net expense ratio with the net expense ratio of representative funds within its Morningstar peer group, with the Morningstar information showing that the net expense ratio of the Fund is lower than the median net expense ratio of its Morningstar peers. The Trustees concluded that, based upon the investment strategies of the Fund, the advisory fees paid by the Fund are acceptable.

The Trustees reviewed the Adviser’s analysis of its profitability in managing the Fund during calendar year 2015, including the methodology by which that profitability analysis was calculated. The Trustees considered that the Adviser may receive, in addition to the advisory fee, certain indirect benefits from serving as the Fund’s investment adviser, including various research services as a result of the placement of the Fund’s portfolio brokerage. The Trustees considered the costs of the Adviser to provide ongoing services to the Fund, including staffing costs and costs to maintain systems and resources that support portfolio trading, research and other portfolio management functions. They also considered the amount of intermediary fees paid by the Adviser on behalf of the Fund in a broader context, as compared to the Adviser’s profitability related exclusively to its investment advisory services. Based upon their review of the Adviser’s profitability analysis, the Board concluded that the Adviser’s profits are reasonable.

The Trustees considered both the short-term and long-term investment performance of the Fund in light of its primary investment objective of seeking long-term capital appreciation. The Trustees considered the Fund’s historical performance over various periods ended November 30, 2015, as it compared to the returns of relevant indices. The Trustees observed that the Fund underperformed its benchmark index during the 1-year period ended November 30, 2015. The Independent Trustees took into account the Adviser’s explanations for the relative underperformance, including the Adviser’s views that market returns during calendar year 2015 were driven by the performance of a select

18

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

number of large-cap, high priced technology and internet stocks. The Trustees further considered the investment performance of the Fund compared to similarly managed mutual funds as compiled by Morningstar for selected periods ending November 30, 2015 and noted that the Adviser’s value approach to investing was largely out of favor in 2015. The Independent Trustees noted the Adviser’s ongoing efforts to improve Fund performance, including possible strategic initiatives related to the Fund. The Independent Trustees took into account the Adviser’s commitment to the Fund and the merits of applying a fundamental value approach to investing. In view of all the factors considered, the Trustees concluded that the Adviser’s commitment to the Fund and its fundamental investment process of buying good businesses at attractive prices supports their view that its continued management should benefit the Fund and its shareholders.

The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Fund’s shareholders. Given the Fund’s current asset levels, the Trustees concluded that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreement and each Trustee may have attributed differing weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

19

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

20

SCHWARTZ VALUE FOCUSED FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)

On June 29, 2016, a Special Meeting of Shareholders of the Fund was held for the purpose of voting upon a proposal to reclassify the Fund from a “diversified” to a “non-diversified” fund within the meaning of the Investment Company Act of 1940 Act and proposals to remove three fundamental investment limitations, in order to allow the Fund to operate as non-diversified. Shareholders of the Fund approved each proposal by the following vote:

1. The reclassification of the Fund from a “diversified” fund to a “non-diversified” fund within the meaning of the Investment Company Act of 1940.

Number of Shares
For	Against	Abstain	% Voted in Favor
571,035.395	4,247.506	0	68.86%

2. The removal of the fundamental investment limitation of the Fund that prohibits it from investing more than 5% of its total assets in the securities of any one issuer (other than the United States Government, it agencies or instrumentalities).

Number of Shares
For	Against	Abstain	% Voted in Favor
571,035.395	4,247.506	0	68.86%

3. The removal of the fundamental investment limitation of the Fund that prohibits it from acquiring more than 10% of the outstanding voting securities of any one issuer.

Number of Shares
For	Against	Abstain	% Voted in Favor
571,035.395	4,247.506	0	68.86%

4. The removal of the fundamental investment limitation of the Fund that prohibits it from investing more than 10% of its total assets in the securities of unseasoned issuers or securities that are subject to legal or contractual restriction on resale.

Number of Shares
For	Against	Abstain	% Voted in Favor
571,035.395	4,247.506	0	68.86%

21

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Schwartz Value Focused Fund
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Louis C. Bosco, Jr.
Donald J. Dawson, Jr., Lead Independent Trustee
Joseph M. Grace
John J. McHale, Jr.

Executive Officers
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Robert C. Schwartz, CFP, V.P.
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP, Chief Compliance Officer

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS

Ave Maria Catholic Values Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Bond Fund

UNAUDITED

Semi-Annual Report

JUNE 30, 2016

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-9331	Corporate Offices 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170 (734) 455-7777 Fax (734) 455-7720

Dear Fellow Shareholders of:

Ave Maria Catholic Values Fund (AVEMX)
Ave Maria Growth Fund (AVEGX)
Ave Maria Rising Dividend Fund (AVEDX)
Ave Maria World Equity Fund (AVEWX)
Ave Maria Bond Fund (AVEFX)
Ave Maria Money Market Account

So many aspects of finance currently seem upside down. With near 0% interest rates in the U.S. and negative interest rates overseas, many economists are starting to ask, “Do low or negative rates actually stimulate growth?” But the jury is still out, and the conventional wisdom is in doubt. Unprecedented global central bank stimulation through money growth is putting upward pressure on bond prices, equity prices, gold prices, property prices, and Ferrari prices. With the problems around the world manifold and stock prices making new all-time highs, one could ask, “Are stock prices too high?” Well, we learned a long time ago that trying to outguess the near-term direction of stock prices is a fool’s errand. There have always been, and always will be problems, uncertainty, and reasons to be fearful of economic and geopolitical developments. Notwithstanding, we believe our investment team’s continuing focus on the fundamentals of superior companies will continue to produce favorable investment performance for the Ave Maria Mutual Fund shareholders. The long term is what matters, and we’re convinced the long-term direction for the U.S. economy and for stock prices is up — and maybe the short-term, too.

Sincerely,

George P. Schwartz, CFA
Chairman & CEO

July 31, 2016

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

The Letter to Shareholders and the Portfolio Manager Commentaries that follow seek to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. Keep in mind that the information and opinions cover the period through the date of this report.

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AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Ave Maria Catholic Values Fund:
Portfolio Manager Commentary	2
Ten Largest Equity Holdings	5
Asset Allocation	5
Schedule of Investments	6

Ave Maria Growth Fund:
Portfolio Manager Commentary	10
Ten Largest Equity Holdings	12
Asset Allocation	12
Schedule of Investments	13

Ave Maria Rising Dividend Fund:
Portfolio Manager Commentary	16
Ten Largest Equity Holdings	18
Asset Allocation	18
Schedule of Investments	19

Ave Maria World Equity Fund:
Portfolio Manager Commentary	22
Ten Largest Equity Holdings	25
Asset Allocation	25
Schedule of Investments	26
Summary of Equity Securities by Country	29

Ave Maria Bond Fund:
Portfolio Manager Commentary	30
Ten Largest Holdings	32
Asset Allocation	32
Schedule of Investments	33

Statements of Assets and Liabilities	38

Statements of Operations	40

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

Statements of Changes in Net Assets:
Ave Maria Catholic Values Fund	42
Ave Maria Growth Fund	43
Ave Maria Rising Dividend Fund	44
Ave Maria World Equity Fund	45
Ave Maria Bond Fund	46

Financial Highlights:
Ave Maria Catholic Values Fund	47
Ave Maria Growth Fund	48
Ave Maria Rising Dividend Fund	49
Ave Maria World Equity Fund	50
Ave Maria Bond Fund	51

Notes to Financial Statements	52

About Your Funds’ Expenses	64

Other Information	66

Approval of Advisory Agreements	67

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited)

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund (the “Fund”) had a total return of 3.59% for the six-month period ended June 30, 2016 compared to 3.84% for the S&P 500 Index and 5.50% for the Russell Midcap Index. Since inception on May 2, 2001, the Fund’s total return compared to the S&P 500 and the Russell Midcap Index are as follows:

	Since 5-01-01 Inception through 6-30-16 Total Returns
	Cumulative	Annualized
Ave Maria Catholic Values Fund (AVEMX)	132.53%	5.72%
S&P 500 Index	124.30%	5.47%
Russell Midcap Index	249.39%	8.60%

Some of the headwinds that previously worked against our value-conscious investment style started to abate in 2016. As discussed in last year’s annual report, due to falling oil and gas prices, the Fund’s energy-related holdings were a notable drag on performance in 2015. However, with energy prices bottoming earlier this year, a number of our oil and gas related holdings have experienced strong share price appreciation. Two of the best performers have been Halliburton Company and Noble Energy, Inc., up 59% and 40%, respectively, from their February lows. Also, a new purchase in the energy sector, Pioneer Natural Resources Company, at quarter end was up 21% from our cost. The Fund’s five best performing securities in the first half of 2016 were:

Company	Industry	YTD Return
Dundee Corporation	Asset Management	+80.09%
Equinix, Inc.	Internet Software & Services	+59.17%
Halliburton Company	Oil & Gas Equipment & Services	+34.21%
MSC Industrial Direct Company, Inc.	Industrial Equipment	+27.17%
World Fuel Services Corporation	Oil & Gas Marketing	+23.81%

Dundee Corporation, a Canadian-based asset management company, rebounded from a deeply oversold level at year-end, as the firm’s commodity-related businesses saw dramatic improvement in their operations. Equinix, Inc. was another strong performer, as demand for the company’s interconnect data center services continues to grow with the proliferation of cloud computing. A long-

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

time Fund holding, Unico American Corporation also contributed positively to first half results, gaining 11%. In early April, its board of directors appointed a special committee of independent directors to review strategic alternatives aimed at enhancing shareholder value. Such actions are usually a good sign.

On the negative side, the Fund’s worst performing stock in the first half was Platform Specialty Products Corporation (specialty chemicals). Platform has struggled mightily this year due to a number of factors, including weakness in certain agricultural end markets, adverse foreign currency movements, a management shake-up resulting in the appointment of a new CEO, and higher than expected corporate and IT expenses. Despite the company’s disappointing start to the year, we believe the shares have significant upside from current levels. Financials have been one of the worst performing sectors this year, owing to persistently low interest rates and meager economic growth, both in the U.S. and abroad. Ultra-low interest rates pressure bank earnings as net interest margins remain compressed. The Fund’s holdings in this sector, PNC Financial Services Group, Inc. (common stock and warrants) and Fifth Third Bancorp (regional banking) were laggards. Another stock which hurt performance in the first half was ARRIS International plc, which makes telecommunications equipment for cable and satellite companies. ARRIS came under pressure as its customers have delayed purchases of ARRIS’s set-top box equipment due to industry changes brought about by increased regulation by the FTC. We view the weakness in ARRIS’s stock price as temporary and increased the Fund’s position accordingly. The Fund’s five worst performing securities so far this year are listed below:

Company	Industry	YTD Return
Platform Specialty Products Corporation	Specialty Chemicals	-52.49%
PNC Financial Services Group, Inc. (warrants)	Regional Banking	-30.33%
ARRIS International plc	Communications Equipment	-25.27%
HP, Inc.	Computer Hardware & Printers	-15.47%
PNC Financial Services Group, Inc. (common)	Regional Banking	-14.92%

During the past six months, eights stocks were liquidated, having reached our estimate of intrinsic value: Aaron’s, Inc. (retailing), Advance Auto Parts, Inc. (automotive parts retailing), Cubic Corporation (transportation systems & defense), EMC Corporation (data storage systems), HP, Inc. (computer hardware & printers), Kennedy-Wilson Holdings, Inc. (real estate development), Lowe’s Companies, Inc. (home improvement retailing), and PNC Financial

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Services Group, Inc. - common (regional banking). We sold four stocks due to deteriorating fundamentals: Chico’s FAS, Inc. (apparel retailing), Devon Energy Corporation (oil & gas exploration/production), Range Resources Corporation (oil & gas exploration/production), Rowan Companies plc (oil & gas drilling & exploration).

Proceeds from the sales were used to establish new positions in nine securities: AMETEK, Inc. (electronic instruments & machinery), Colfax Corporation (industrial products & services), Eaton Corporation plc (electrical products & machinery), Emerson Electric Company (industrial electrical equipment), Liberty Interactive Corporation (consumer goods retailing), Moody’s Corporation (financial services), Nordstrom, Inc. (apparel retailing), Pioneer Natural Resources Company (oil & gas exploration\production), and Texas Pacific Land Trust (real estate). These are businesses with sound financials and run by experienced, shareholder-friendly management teams. In each instance, the shares are selling at prices well below our estimate of intrinsic value.

Thank you for being a shareholder in the Ave Maria Catholic Values Fund.

Sincerely,

Timothy S. Schwartz, CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Joseph W. Skornicka, CFA
Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2016 (Unaudited)

Shares	Company	Market Value	% of Net Assets
65,000	Laboratory Corporation of America Holdings	$8,467,550	4.1%
100,000	St. Jude Medical, Inc.	7,800,000	3.8%
50,000	Pioneer Natural Resources Company	7,560,500	3.7%
100,000	MSC Industrial Direct Company, Inc. - Class A	7,056,000	3.4%
183,740	Noble Energy, Inc.	6,590,754	3.2%
300,000	ARRIS International plc	6,288,000	3.1%
12,000	Graham Holdings Company - Class B	5,874,480	2.9%
10,536	Alleghany Corporation	5,790,375	2.8%
150,000	InterXion Holding N.V.	5,532,000	2.7%
60,000	ANSYS, Inc.	5,445,000	2.6%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	17.6%
Energy	13.1%
Financials	17.1%
Health Care	11.2%
Industrials	17.9%
Information Technology	14.1%
Materials	2.3%
Money Market Funds, Liabilities in Excess of Other Assets	6.7%
100.0%

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS — 91.2%	Shares	Market Value
Consumer Discretionary — 17.6%
Diversified Consumer Services — 2.9%
Graham Holdings Company - Class B	12,000	$5,874,480

Household Durables — 4.1%
Garmin Ltd.	85,000	3,605,700
PulteGroup, Inc.	250,000	4,872,500
		8,478,200
Internet & Catalog Retail — 1.5%
Liberty Interactive Corporation QVC Group - Series A *	125,000	3,171,250

Leisure Products — 1.8%
Polaris Industries, Inc.	45,000	3,679,200

Media — 2.5%
Discovery Communications, Inc. - Series A *	200,000	5,046,000

Multi-Line Retail — 2.3%
Nordstrom, Inc.	125,000	4,756,250

Textiles, Apparel & Luxury Goods — 2.5%
VF Corporation	85,000	5,226,650

Energy — 13.1%
Energy Equipment & Services — 5.3%
Baker Hughes Incorporated	80,000	3,610,400
FMC Technologies, Inc. *	75,000	2,000,250
Halliburton Company	120,000	5,434,800
		11,045,450
Oil, Gas & Consumable Fuels — 7.8%
Noble Energy, Inc.	183,740	6,590,754
Pioneer Natural Resources Company	50,000	7,560,500
World Fuel Services Corporation	40,000	1,899,600
		16,050,854
Financials — 15.0%
Banks — 1.1%
Fifth Third Bancorp	125,000	2,198,750

Capital Markets — 1.8%
Dundee Corporation - Class A *	384,200	2,259,096
Federated Investors, Inc. - Class B	50,000	1,439,000
		3,698,096

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 91.2% (Continued)	Shares	Market Value
Financials — 15.0% (Continued)
Consumer Finance — 2.6%
Discover Financial Services	100,000	$5,359,000

Diversified Financial Services — 3.3%
Moody's Corporation	20,000	1,874,200
Texas Pacific Land Trust	7,000	1,180,550
Western Union Company (The)	200,000	3,836,000
		6,890,750
Insurance — 6.2%
Alleghany Corporation *	10,536	5,790,375
Reinsurance Group of America, Inc.	40,000	3,879,600
Unico American Corporation * #	282,945	3,188,790
		12,858,765
Health Care — 11.2%
Health Care Equipment & Supplies — 5.8%
St. Jude Medical, Inc.	100,000	7,800,000
Varian Medical Systems, Inc. *	50,000	4,111,500
		11,911,500
Health Care Providers & Services — 4.1%
Laboratory Corporation of America Holdings *	65,000	8,467,550

Life Sciences Tools & Services — 1.3%
Waters Corporation *	20,000	2,813,000

Industrials — 17.9%
Aerospace & Defense — 2.6%
HEICO Corporation - Class A	100,000	5,365,000

Construction & Engineering — 1.4%
Fluor Corporation	60,000	2,956,800

Electrical Equipment — 3.4%
AMETEK, Inc.	40,000	1,849,200
Eaton Corporation plc	50,000	2,986,500
Emerson Electric Company	40,000	2,086,400
		6,922,100
Machinery — 4.9%
Colfax Corporation *	150,000	3,969,000
Donaldson Company, Inc.	100,000	3,436,000
Graco, Inc.	35,000	2,764,650
		10,169,650

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 91.2% (Continued)	Shares	Market Value
Industrials — 17.9% (Continued)
Trading Companies & Distributors — 5.6%
MSC Industrial Direct Company, Inc. - Class A	100,000	$7,056,000
W.W. Grainger, Inc.	20,000	4,545,000
		11,601,000
Information Technology — 14.1%
Communications Equipment — 3.1%
ARRIS International plc *	300,000	6,288,000

Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics, Inc. *	75,000	4,642,500
Avnet, Inc.	85,000	3,443,350
		8,085,850
Internet Software & Services — 0.9%
Equinix, Inc.	4,948	1,918,488

IT Services — 2.7%
InterXion Holding N.V. *	150,000	5,532,000

Software — 2.6%
ANSYS, Inc. *	60,000	5,445,000

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Company	100,000	1,827,000

Materials — 2.3%
Chemicals — 2.3%
H.B. Fuller Company	55,000	2,419,450
Platform Specialty Products Corporation *	250,000	2,220,000
		4,639,450

Total Common Stocks (Cost $166,209,428)		$188,276,083

WARRANTS — 2.1%	Shares	Market Value
Financials — 2.1%
Banks — 2.1%
PNC Financial Services Group, Inc. (The) * (Cost $5,104,539)	248,251	$4,324,533

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 6.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	9,340,460	$9,340,460
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	4,855,879	4,855,879
Total Money Market Funds (Cost $14,196,339)		$14,196,339

Total Investments at Market Value — 100.2% (Cost $185,510,306)		$206,796,955

Liabilities in Excess of Other Assets — (0.2%)		(286,676)

Net Assets — 100.0%		$206,510,279

*	Non-income producing security.

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 5).

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited)

Dear Fellow Shareholders:

For the first six months of 2016, the Ave Maria Growth Fund (the “Fund”) had a total return of 6.91%, compared with the benchmark S&P 500 Index total return of 3.84%.

The Fund’s strong relative performance was broad-based, with approximately 70% of the portfolio holdings during the first six months generating a positive return. The five strongest contributors were Copart, Inc. (salvaged vehicles), St. Jude Medical, Inc. (cardiac medical devices), MSC Industrial Direct Company, Inc. (industrial distribution), Schlumberger Ltd. (oilfield services), and The Toro Company (landscaping equipment and services). The five worst performing issues were AMETEK, Inc. (electronic instruments and electromechanical electronic instruments), W. W. Grainger, Inc. (industrial distribution), MasterCard Incorporated (global payments networks), Amgen, Inc. (biotechnology), and Moody’s Corporation (credit ratings, analytical services).

There was one extraordinary corporate transaction effecting one of our holdings (St. Jude Medical, Inc.) during the period. Abbott Laboratories announced an agreement to acquire St. Jude Medical for a 35% premium to St. Jude’s price prior to the announcement. The combined company will have a broad product portfolio in cardiovascular, diabetes, vision, and neuromodulation patient care. It’s always affirming to see our assessment of value confirmed by corporate acquirers.

New additions during the period included Lowe’s Companies, Inc. (home improvement retailer) and VF Corporation (apparel). Historically, Lowe’s has generated strong returns on invested capital, and represents one of the few “Un-Amazon-Able” retailers. Many consumers working on home improvement projects take multiple trips to Lowe’s (or Home Depot), and in some cases, lug home heavy and bulky objects. This sort of shopping doesn’t easily lend itself to e-commerce. VF Corporation historically has generated returns on invested capital of about 20%, which is among the highest in the apparel industry. VF Corporation owns well-known brands, such as The North Face, Timberland, and Vans, among several others.

We exited Wolverine World Wide, Inc. (shoes) and McCormick & Company (spices and seasonings) during the period. Our reasons for selling Wolverine were fundamental in nature. In our ongoing analysis of the company, we concluded that it didn’t exhibit the strong operating characteristics we initially

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

thought. McCormick is a great company, but the stock had become very popular, hence overpriced. McCormick remains on our farm team and could return to the portfolio, if and when the stock is priced below our appraisal of intrinsic value.

No one knows the near-term direction of stock prices, but we remain confident that our disciplined approach to purchasing stocks of fine companies at attractive prices will continue to produce favorable results over the long run. Your participation in the Ave Maria Growth Fund is appreciated.

With best regards,

Richard L. Platte, Jr., CFA	Brian D. Milligan, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2016 (Unaudited)

Shares	Company	Market Value	% of Net Assets
270,000	Copart, Inc.	$13,232,700	4.0%
90,000	Laboratory Corporation of America Holdings	11,724,300	3.5%
145,000	Schlumberger Limited	11,466,600	3.5%
195,000	Cerner Corporation	11,427,000	3.4%
140,000	Omnicom Group, Inc.	11,408,600	3.4%
160,000	MSC Industrial Direct Company, Inc. - Class A	11,289,600	3.4%
191,400	Cognizant Technology Solutions Corporation - Class A	10,955,736	3.3%
120,000	Medtronic plc	10,412,400	3.1%
130,000	Lowe's Companies, Inc.	10,292,100	3.1%
130,000	Graco, Inc.	10,268,700	3.1%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	21.5%
Energy	3.5%
Financials	5.7%
Health Care	18.2%
Industrials	33.5%
Information Technology	10.6%
Materials	2.5%
Money Market Funds, Liabilities in Excess of Other Assets	4.5%
100.0%

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS — 95.5%	Shares	Market Value
Consumer Discretionary — 21.5%
Leisure Products — 2.8%
Polaris Industries, Inc.	115,000	$9,402,400

Media — 7.3%
Discovery Communications, Inc. - Series A *	315,000	7,947,450
Omnicom Group, Inc.	140,000	11,408,600
Scripps Networks Interactive, Inc. - Class A	80,000	4,981,600
		24,337,650
Specialty Retail — 8.5%
Lowe's Companies, Inc.	130,000	10,292,100
Ross Stores, Inc.	165,000	9,353,850
Sally Beauty Holdings, Inc. *	120,000	3,529,200
TJX Companies, Inc. (The)	65,000	5,019,950
		28,195,100
Textiles, Apparel & Luxury Goods — 2.9%
VF Corporation	155,000	9,530,950

Energy — 3.5%
Energy Equipment & Services — 3.5%
Schlumberger Limited	145,000	11,466,600

Financials — 5.7%
Diversified Financial Services — 5.7%
MasterCard, Inc. - Class A	105,000	9,246,300
Moody's Corporation	105,000	9,839,550
		19,085,850
Health Care — 18.2%
Biotechnology — 3.0%
Amgen, Inc.	65,000	9,889,750

Health Care Equipment & Supplies — 8.3%
Medtronic plc	120,000	10,412,400
St. Jude Medical, Inc.	100,000	7,800,000
Varian Medical Systems, Inc. *	112,000	9,209,760
		27,422,160
Health Care Providers & Services — 3.5%
Laboratory Corporation of America Holdings *	90,000	11,724,300

Health Care Technology — 3.4%
Cerner Corporation *	195,000	11,427,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.5% (Continued)	Shares	Market Value
Industrials — 33.5%
Air Freight & Logistics — 6.0%
Expeditors International of Washington, Inc.	200,000	$9,808,000
United Parcel Service, Inc. - Class B	95,000	10,233,400
		20,041,400
Commercial Services & Supplies — 5.0%
Copart, Inc. *	270,000	13,232,700
Rollins, Inc.	120,000	3,512,400
		16,745,100
Electrical Equipment — 5.3%
AMETEK, Inc.	192,600	8,903,898
Rockwell Automation, Inc.	75,000	8,611,500
		17,515,398
Industrial Conglomerates — 4.1%
Danaher Corporation	101,500	10,251,500
Roper Technologies, Inc.	20,000	3,411,200
		13,662,700
Machinery — 9.7%
Colfax Corporation *	270,000	7,144,200
Donaldson Company, Inc.	285,000	9,792,600
Graco, Inc.	130,000	10,268,700
Toro Company (The)	55,000	4,851,000
		32,056,500
Trading Companies & Distributors — 3.4%
MSC Industrial Direct Company, Inc. - Class A	160,000	11,289,600

Information Technology — 10.6%
Internet Software & Services — 2.3%
Equinix, Inc.	20,000	7,754,600

IT Services — 5.7%
Accenture plc - Class A	70,000	7,930,300
Cognizant Technology Solutions Corporation - Class A *	191,400	10,955,736
		18,886,036
Software — 2.6%
ANSYS, Inc. *	95,000	8,621,250

Materials — 2.5%
Chemicals — 2.5%
Praxair, Inc.	75,000	8,429,250

Total Common Stocks (Cost $241,448,734)		$317,483,594

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 4.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	15,759,461	$15,759,461
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	699,370	699,370
Total Money Market Funds (Cost $16,458,831)		$16,458,831

Total Investments at Market Value — 100.4% (Cost $257,907,565)		$333,942,425

Liabilities in Excess of Other Assets — (0.4%)		(1,350,464)

Net Assets — 100.0%		$332,591,961

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited)

Dear Fellow Shareholder,

Through the first six months of 2016, stock prices have been volatile, which is a fancy way of saying up and down a lot with the emphasis on down. Given the excitement, it’s somewhat surprising to discover that for the first half of 2016, the return on the S&P 500 was 3.84%. The Ave Maria Rising Dividend Fund (the “Fund”) produced a return of 8.44% during the period.

In our 2015 year-end letter, we commented on how energy stocks and industrials were being negatively impacted by low energy prices and the strong dollar. The first six months of 2016 saw some improvement in both of those factors, and quoted prices for our industrial and energy stocks improved significantly. By economic sector, the greatest contributions to return came from the Fund’s large position in industrials, consumer discretionary, healthcare and energy. Conversely, performance was hampered by financials and regional bank holdings. Taken individually, our biggest positive contributors were The Hershey Company (confectionary products), St. Jude Medical, Inc. (cardiovascular medical products), Halliburton Company (energy services), and Kraft Heinz Company (food and beverage). The prices of both Hershey’s and St. Jude’s stocks appreciated significantly on news of possible corporate takeovers during the period. Positions in PNC Financial and Fifth Third Bancorp, both regional banks, acted as a drag on performance.

At present, the outlook for banks, and regional banks in particular, looks unexciting at best. Rock-bottom interest rates have crushed the spread on which their profitability is based, and regulators have more than taken their pound of flesh. In a more positive vein, banks have significantly rebuilt their capital structure, and the prospects for returns to shareholders in the form of dividends and share repurchases has improved significantly. Investors’ low expectations also means the stocks are selling at depressed prices. We expect the macro environment for regional banks to improve gradually, which should be reflected in higher stock prices. In the meantime, we expect them to continue raising their dividends.

As you know, the objective in managing the Fund is to hold shares of companies that are expected to increase their dividends regularly, and are selling inexpensively in relation to our estimate of long-term value. That generally means leaning against the wind in terms of what’s popular. We expect this contrarian discipline to continue to produce favorable results for Ave Maria Rising Dividend Fund shareholders.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The remainder of 2016 should be “interesting”, with a presidential election that no one seems to be looking forward to, Europe has Brexit to sort out, and growth in China has slowed dramatically. The difference between average companies and exceptional ones is that the exceptional ones have an enhanced ability to adapt to change and have greater control of their own destiny. We believe owning pieces of these great businesses, which are compounding machines, is the essence of investing.

Thank you. We appreciate your participation in the Fund.

With best regards,

Richard L. Platte, Jr., CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2016 (Unaudited)

Shares	Company	Market Value	% of Net Assets
340,000	Exxon Mobil Corporation	$31,871,600	4.0%
1,000,000	Cisco Systems, Inc.	28,690,000	3.6%
350,000	Omnicom Group, Inc.	28,521,500	3.6%
325,000	Medtronic plc	28,200,250	3.6%
340,000	Lowe's Companies, Inc.	26,917,800	3.4%
600,000	Johnson Controls, Inc.	26,556,000	3.4%
150,000	3M Company	26,268,000	3.3%
230,000	Diageo plc - ADR	25,962,400	3.3%
240,000	United Parcel Service, Inc. - Class B	25,852,800	3.3%
325,000	Schlumberger Limited	25,701,000	3.3%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	22.2%
Consumer Staples	9.0%
Energy	9.4%
Financials	13.8%
Health Care	9.4%
Industrials	22.0%
Information Technology	6.5%
Materials	2.9%
Money Market Funds, Liabilities in Excess of Other Assets	4.8%
100.0%

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS — 94.4%	Shares	Market Value
Consumer Discretionary — 22.2%
Auto Components — 3.4%
Johnson Controls, Inc.	600,000	$26,556,000

Leisure Products — 2.8%
Polaris Industries, Inc.	275,000	22,484,000

Media — 3.6%
Omnicom Group, Inc.	350,000	28,521,500

Specialty Retail — 9.3%
Lowe's Companies, Inc.	340,000	26,917,800
Ross Stores, Inc.	165,000	9,353,850
TJX Companies, Inc. (The)	275,000	21,238,250
Williams-Sonoma, Inc.	300,000	15,639,000
		73,148,900
Textiles, Apparel & Luxury Goods — 3.1%
VF Corporation	400,000	24,596,000

Consumer Staples — 9.0%
Beverages — 3.3%
Diageo plc - ADR	230,000	25,962,400

Food Products — 5.7%
Hershey Company (The)	200,000	22,698,000
Kraft Heinz Company (The)	250,000	22,120,000
		44,818,000
Energy — 9.4%
Energy Equipment & Services — 5.4%
Halliburton Company	375,000	16,983,750
Schlumberger Limited	325,000	25,701,000
		42,684,750
Oil, Gas & Consumable Fuels — 4.0%
Exxon Mobil Corporation	340,000	31,871,600

Financials — 13.0%
Banks — 7.8%
BB&T Corporation	425,000	15,134,250
Fifth Third Bancorp	900,000	15,831,000
PNC Financial Services Group, Inc. (The)	150,000	12,208,500
U.S. Bancorp	450,000	18,148,500
		61,322,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 94.4% (Continued)	Shares	Market Value
Financials — 13.0% (Continued)
Capital Markets — 2.3%
Bank of New York Mellon Corporation (The)	475,000	$18,453,750

Insurance — 2.9%
Chubb Limited	175,000	22,874,250

Health Care — 9.4%
Biotechnology — 2.9%
Amgen, Inc.	150,000	22,822,500

Health Care Equipment & Supplies — 6.5%
Medtronic plc	325,000	28,200,250
St. Jude Medical, Inc.	300,000	23,400,000
		51,600,250
Industrials — 22.0%
Air Freight & Logistics — 3.3%
United Parcel Service, Inc. - Class B	240,000	25,852,800

Electrical Equipment — 3.1%
Emerson Electric Company	475,000	24,776,000

Industrial Conglomerates — 3.3%
3M Company	150,000	26,268,000

Machinery — 6.6%
Donaldson Company, Inc.	500,000	17,180,000
Dover Corporation	260,000	18,023,200
Illinois Tool Works, Inc.	160,000	16,665,600
		51,868,800
Road & Rail — 2.5%
Norfolk Southern Corporation	235,000	20,005,550

Trading Companies & Distributors — 3.2%
W.W. Grainger, Inc.	110,000	24,997,500

Information Technology — 6.5%
Communications Equipment — 3.6%
Cisco Systems, Inc.	1,000,000	28,690,000

Semiconductors & Semiconductor Equipment — 2.9%
Microchip Technology, Inc.	450,000	22,842,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 94.4% (Continued)	Shares	Market Value
Materials — 2.9%
Chemicals — 2.9%
Praxair, Inc.	200,000	$22,478,000

Total Common Stocks (Cost $640,964,371)		$745,494,800

WARRANTS — 0.8%	Shares	Market Value
Financials — 0.8%
Banks — 0.8%
PNC Financial Services Group, Inc. (The) * (Cost $6,561,753)	335,000	$5,835,700

MONEY MARKET FUNDS — 4.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	36,657,498	$36,657,498
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	2,197,566	2,197,566
Total Money Market Funds (Cost $38,855,064)		$38,855,064

Total Investments at Market Value — 100.1% (Cost $686,381,188)		$790,185,564

Liabilities in Excess of Other Assets — (0.1%)		(704,419)

Net Assets — 100.0%		$789,481,145

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See notes to financial statements.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited)

Dear Fellow Shareholder:

The Ave Maria World Equity Fund (the “Fund”) had a total return of 2.83% for the six months ended June 30, 2016. The return for the S&P Global 1200 Index was 1.53%.

Since inception on April 30, 2010, the cumulative and annualized returns for the Fund compared to its benchmark were:

	Since 4-30-2010 Inception through 6-30-16 Total Returns
	Cumulative	Annualized
Ave Maria World Equity Fund (AVEWX)	40.53%	5.67%
S&P Global 1200 Index	60.69%	7.99%

The first six months of 2016 was a volatile period for the global equity market. The year started with a market dip due to the continued steep decline in energy prices, the specter of negative global interest rates and the possibility of a global recession. From there, the markets made a nice move upward, seemingly comforted by a possible bottom in oil prices, continued strength in the U.S. economy, and signals that the Federal Reserve would not be aggressive on raising interest rates. In late June, the unexpected Brexit vote routed equities for a few days, before the market recovered somewhat at the end of the period. In total the S&P Global 1200 Index was up 1.53% for the six month period, with the U.S. market delivering the strongest returns of developed markets, up low single digits, while the European and Japanese markets were down mid-single digit (in U.S. dollars). Interestingly, emerging markets produced the strongest returns globally, up mid-single digits. As we enter the second half of the year, the U.S. economy continues to be a bright spot globally, while Europe and Japan continue to try to prop up their economies with aggressive monetary policy. While we grow increasingly more concerned about the impact of “lower interest rates for longer”, especially for financial companies, we continue to find attractively priced opportunities in which to invest.

The Fund benefitted in the period from St Jude Medical, Inc., one of the Fund’s largest holdings, agreeing to be acquired by Abbott Labs at a substantial premium. Some timely buying activity when the equity market pulled back earlier in the year also helped performance. From a sector standpoint, the Fund saw positive relative performance attribution from its healthcare, technology, industrials and financials holdings. The primary negative impact on performance was under-weighted positions in utilities and telecommunication services, as these were the two strongest performing sectors in the global equity markets.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

In Healthcare, two of our largest holdings, St. Jude Medical, Inc. and Medtronic plc, were up double digits during the period. St. Jude rallied due to the previously mentioned acquisition announcement, and Medtronic was likely up due to its solid organic sales growth. Long time holding Taiwan Semiconductor Manufacturing, Inc. was the leader for the Fund’s strong technology showing, which saw six holdings up solidly during the period. Taiwan Semiconductor, the largest semi-conductor foundry in the world, benefitted from its leading position in making more powerful chips for the smartphone industry. The Fund’s industrial holdings also delivered strong performance with five holdings up double digits for the period. A position in Emerson Electronic Company, repurchased in January 2016, was helpful here. The Fund had previously owned Emerson, but had sold it in 2014. With the price pulling back substantially, we decided to repurchase the shares of this high quality company, which has raised its dividend annually since 1956!

Holdings in the financial sector were boosted by a couple of insurance companies, Chubb Corporation (Formerly Ace Limited) and Reinsurance Group of America, as well as Equinix, Inc., which hosts data centers and is structured as a real estate investment trust (REIT). The strong performance by these non-bank financials helped to offset weak price performance from bank holding companies ─ Citigroup Inc., Barclays plc and Sumitomo Mitsui Financial Group, Inc. Due primarily to the global pressure on interest rates, we elected to sell Barclays and Sumitomo during the period.

Eight new positions, all of which comply with the Ave Maria Mutual Funds’ moral screens, were added to the Fund since December 31, 2015: Emerson Electric Company (electrical components & equipment), Halliburton Company (oil & gas equipment & services), InterXion Holding NV (data center services), Level 3 Communications, Inc. (telecomm services), Lowe’s Companies (home improvement retail), Pioneer Natural Resources Company (oil & gas exploration & production), PNC Financial Services Group Equity - Warrants (banks), and WPP plc (advertising).

Nine positions were eliminated, in favor of what we believe to be more attractive investment opportunities: Baker Hughes, Inc. (oil & gas equipment services), Barclays (financial services), Canadian Natural Resources (oil and gas exploration and production), Fluor Corporation (construction & engineering), FMC Corporation (diversified chemicals), McDonald’s (restaurants), Michelin (tires & rubber), Sumitomo Mitsui (financial services), and Validus Holdings, Inc. (insurance).

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

As of June 30, 2016, geographic weights in the Fund versus the S&P Global 1200 Index, were approximately:

	Ave Maria World Equity Fund	S&P Global 1200 Index
Americas	57%	63%
Europe Developed	19%	16%
United Kingdom	9%	7%
Japan	6%	8%
Asia Developed	0%	2%
Asia Emerging	3%	2%
Australasia	0%	2%
Cash Equivalents	6%	—

The portfolio management team continues to focus on higher quality, larger capitalization, globally oriented companies, with attractive valuations. Thank you for your continued interest in the Ave Maria World Equity Fund.

Joseph W. Skornicka, CFA	Robert C. Schwartz, CFP
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA WORLD EQUITY FUND
TEN LARGEST EQUITY HOLDINGS
June 30, 2016 (Unaudited)

Shares	Company	Market Value	% of Net Assets
26,500	St. Jude Medical, Inc.	$2,067,000	4.8%
14,500	Chubb Ltd.	1,895,295	4.5%
41,500	Citigroup, Inc.	1,759,185	4.1%
18,619	Medtronic plc	1,615,571	3.8%
14,000	Diageo plc - ADR	1,580,320	3.7%
8,500	Shire plc - ADR	1,564,680	3.7%
30,000	Heineken N.V. - ADR	1,389,600	3.3%
24,000	TE Connectivity Ltd.	1,370,640	3.2%
22,000	Eaton Corporation plc	1,314,060	3.1%
50,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,311,500	3.1%

ASSET ALLOCATION (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	13.2%
Consumer Staples	11.7%
Energy	7.7%
Financials	17.7%
Health Care	15.0%
Industrials	13.1%
Information Technology	12.9%
Materials	1.2%
Telecommunication Services	1.5%
Money Market Funds, Other Assets in Excess of Liabilities	6.0%
100.0%

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS — 93.5%	Shares	Market Value
Consumer Discretionary — 13.2%
Auto Components — 2.5%
Bridgestone Corporation - ADR	66,500	$1,062,005

Automobiles — 3.0%
Toyota Motor Corporation - ADR	12,800	1,279,872

Leisure Products — 1.9%
Polaris Industries, Inc.	10,000	817,600

Media — 3.3%
Discovery Communications, Inc. - Series A *	22,500	567,675
WPP plc - ADR	8,000	836,160
		1,403,835
Specialty Retail — 2.5%
Lowe's Companies, Inc.	13,500	1,068,795

Consumer Staples — 11.7%
Beverages — 7.0%
Diageo plc - ADR	14,000	1,580,320
Heineken N.V. - ADR	30,000	1,389,600
		2,969,920
Food Products — 4.7%
Mondelēz International, Inc. - Class A	24,000	1,092,240
Nestlé S.A. - ADR	11,500	889,065
		1,981,305
Energy — 7.7%
Energy Equipment & Services — 4.7%
Halliburton Company	25,000	1,132,250
Schlumberger Limited	11,000	869,880
		2,002,130
Oil, Gas & Consumable Fuels — 3.0%
Exxon Mobil Corporation	5,000	468,700
Pioneer Natural Resources Company	5,400	816,534
		1,285,234
Financials — 17.2%
Banks — 4.1%
Citigroup, Inc.	41,500	1,759,185

Consumer Finance — 1.5%
Discover Financial Services	12,300	659,157

Diversified Financial Services — 1.8%
Western Union Company (The)	40,000	767,200

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.5% (Continued)	Shares	Market Value
Financials — 17.2% (Continued)
Insurance — 8.7%
AXA S.A. - ADR	55,000	$1,106,600
Chubb Limited	14,500	1,895,295
Reinsurance Group of America, Inc.	7,000	678,930
		3,680,825
Real Estate Management & Development — 1.1%
Brookfield Asset Management, Inc. - Class A	14,000	462,980

Health Care — 15.0%
Biotechnology — 2.7%
Amgen, Inc.	7,500	1,141,125

Health Care Equipment & Supplies — 8.6%
Medtronic plc	18,619	1,615,571
St. Jude Medical, Inc.	26,500	2,067,000
		3,682,571
Pharmaceuticals — 3.7%
Shire plc - ADR	8,500	1,564,680

Industrials — 13.1%
Aerospace & Defense — 1.2%
United Technologies Corporation	5,000	512,750

Electrical Equipment — 4.5%
Eaton Corporation plc	22,000	1,314,060
Emerson Electric Company	11,000	573,760
		1,887,820
Industrial Conglomerates — 4.9%
Koninklijke Philips Electronics N.V.	45,008	1,122,499
Siemens AG - ADR	9,500	974,605
		2,097,104
Road & Rail — 2.5%
Canadian National Railway Company	18,000	1,063,080

Information Technology — 12.9%
Electronic Equipment, Instruments & Components — 3.2%
TE Connectivity Ltd.	24,000	1,370,640

Internet Software & Services — 1.0%
Equinix, Inc.	1,100	426,503

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.5% (Continued)	Shares	Market Value
Information Technology — 12.9% (Continued)
IT Services — 2.7%
Accenture plc - Class A	5,000	$566,450
InterXion Holding N.V. *	16,000	590,080
		1,156,530
Semiconductors & Semiconductor Equipment — 4.5%
QUALCOMM Incorporated	11,000	589,270
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	50,000	1,311,500
		1,900,770
Technology Hardware, Storage & Peripherals — 1.5%
EMC Corporation	23,300	633,061

Materials — 1.2%
Chemicals — 1.2%
International Flavors & Fragrances, Inc.	4,000	504,280

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
Level 3 Communications, Inc. *	12,000	617,880

Total Common Stocks (Cost $36,406,475)		$39,758,837

WARRANTS — 0.5%	Shares	Market Value
Financials — 0.5%
Banks — 0.5%
PNC Financial Services Group, Inc. (The) * (Cost $201,466)	13,000	$226,460

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 6.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	1,897,985	$1,897,985
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	643,305	643,305
Total Money Market Funds (Cost $2,541,290)		$2,541,290

Total Investments at Market Value — 100.0% (Cost $39,149,231)		$42,526,587

Other Assets in Excess of Liabilities — 0.0% (b)		18,079

Net Assets — 100.0%		$42,544,666

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

(b)	Percentage rounds to less than 0.1%.

SUMMARY OF EQUITY SECURITIES BY COUNTRY June 30, 2016 (Unaudited)
Country	Value	% of Net Assets
United States	$22,856,956	53.7%
United Kingdom	3,981,160	9.4%
Netherlands	3,102,179	7.3%
Switzerland	2,784,360	6.5%
Japan	2,341,877	5.5%
Canada	1,526,060	3.6%
Taiwan	1,311,500	3.1%
France	1,106,600	2.6%
Germany	974,605	2.3%
	$39,985,297	94.0%

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2016, the Ave Maria Bond Fund (the “Fund”) had a total return of 4.16%, compared to 4.07% for the Barclays U.S. Intermediate Government/Credit Index.

Interest rates continued their downward march for the first half of the year. The ten-year U.S. Treasury yield started the year at 2.28% and finished the second quarter at 1.49%. A number of events occurred during the first half of the year, including the following: an economic slowdown in China, negative interest-rates (that’s right, negative) engineered by both the European and Japanese central banks, and most recently, the Brexit – the United Kingdom’s exit from the European Union. Here at home, the Federal Reserve (the “Fed”) continues to send mixed signals.

The Fed first raised interest rates in December 2015 with the implication to raise rates an additional four times in 2016. But they’re off to a very slow start with no additional rate increases so far. Bloomberg places the probability of any additional increase this year at less than 12%. This inaction seems to stand in contradiction to the dual mandate the Fed imposed upon itself with the stated goals of an unemployment rate under 5% and inflation rate over 2%. Since last December, inflation (as measured by CPI ex-food & energy) has been over 2%, and unemployment has been at or below 5% since the end of last October. So, why the delay? It’s difficult to raise U.S. interest rates when every other central bank is slashing theirs. The probable effects would be a stronger dollar, higher imports and lower exports, resulting in slower economic growth here at home.

As for interest rates around the world, it’s shaping up to be a contest of, “how low can you go?” The ten-year bonds of Germany, Switzerland and Japan are yielding -0.13%, -0.61% and -0.22%, respectively, as of June 30th. According to Bloomberg, almost $10 trillion in sovereign bonds now have negative yields. It’s no surprise that foreign investors have flocked to the safety and yield of U.S. Treasuries.

For the first half of 2016, the three top-performing assets in the Fund were the common stocks of Hershey Company (packaged food), Exxon Mobil Corporation (integrated oils), and Texas Instruments Incorporated (semiconductor devices). The Fund’s worst-performing assets were the common stocks of Fifth Third Bancorp (banking), PNC Financial Services Group, Inc. (banking), and Williams-Sonoma, Inc. (home products stores). Dividend-paying common stocks contributed positively to performance.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund continues to be managed in a conservative manner, with the full expectation that at some point, interest rates will rise to a level more consistent with historical averages. Therefore, short-maturity, high-quality bonds and carefully selected dividend-paying common stocks will continue to be emphasized.

We appreciate your investment in the Ave Maria Bond Fund.

Sincerely,

Brandon S. Scheitler	Richard L. Platte, Jr., CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS*
June 30, 2016 (Unaudited)

Par Value ($) /Shares	Holding	Market Value	% of Net Assets
$5,000,000	U.S. Treasury Notes, 3.875%, due 05/15/18	$5,311,135	2.3%
$5,000,000	U.S. Treasury Notes, 3.500%, due 02/15/18	5,234,765	2.2%
$2,500,000	U.S. Treasury Bonds, 8.000%, due 11/15/21	3,403,613	1.4%
$3,000,000	U.S. Treasury Notes, 3.500%, due 05/15/20	3,297,423	1.4%
30,000	United Parcel Service, Inc. - Class B	3,231,600	1.4%
$3,000,000	U.S. Treasury Notes, 2.125%, due 09/30/21	3,161,484	1.3%
$3,000,000	Colgate-Palmolive Company, 2.450%, due 11/15/21	3,144,021	1.3%
50,000	Texas Instruments, Inc.	3,132,500	1.3%
27,500	Hershey Company (The)	3,120,975	1.3%
$2,940,000	Occidental Petroleum Corporation, 3.125%, due 02/15/22	3,081,276	1.3%

* Excludes cash equivalents.

ASSET ALLOCATION (Unaudited)

% of Net Assets
U.S. TREASURY OBLIGATIONS	26.9%

CORPORATE BONDS
Sector
Consumer Discretionary	4.5%
Consumer Staples	13.2%
Energy	4.7%
Financials	3.3%
Health Care	3.0%
Industrials	11.2%
Information Technology	3.2%
Materials	1.2%
Utilities	1.9%

COMMON STOCKS
Sector
Consumer Discretionary	2.2%
Consumer Staples	2.5%
Energy	2.0%
Financials	2.4%
Industrials	5.1%
Information Technology	3.3%
Materials	1.2%

Money Market Funds, Other Assets in Excess of Liabilities	8.2%
100.0%

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS — 26.9%	Par Value	Market Value
U.S. Treasury Bonds — 2.6%
8.125%, due 05/15/21	$2,000,000	$2,678,438
8.000%, due 11/15/21	2,500,000	3,403,613
		6,082,051
U.S. Treasury Inflation-Protected Notes — 3.4%
2.500%, due 07/15/16	2,369,120	2,374,488
2.625%, due 07/15/17	1,154,240	1,201,371
0.125%, due 04/15/18	2,069,760	2,100,484
1.125%, due 01/15/21	2,187,160	2,339,292
		8,015,635
U.S. Treasury Notes — 20.9%
0.625%, due 08/15/16	2,000,000	2,000,950
3.250%, due 12/31/16	2,500,000	2,535,235
0.875%, due 01/31/17	3,000,000	3,007,473
1.000%, due 03/31/17	2,500,000	2,509,280
0.875%, due 04/30/17	2,500,000	2,507,595
0.625%, due 09/30/17	2,500,000	2,502,345
0.875%, due 11/15/17	3,000,000	3,012,423
0.750%, due 12/31/17	2,000,000	2,005,234
0.875%, due 01/15/18	3,000,000	3,013,476
3.500%, due 02/15/18	5,000,000	5,234,765
3.875%, due 05/15/18	5,000,000	5,311,135
1.500%, due 01/31/19	3,000,000	3,062,694
1.250%, due 01/31/20	3,000,000	3,043,827
3.500%, due 05/15/20	3,000,000	3,297,423
2.125%, due 09/30/21	3,000,000	3,161,484
1.500%, due 01/31/22	3,000,000	3,060,702
		49,266,041

Total U.S. Treasury Obligations (Cost $62,602,215)		$63,363,727

CORPORATE BONDS — 46.2%	Par Value	Market Value
Consumer Discretionary — 4.5%
Lowe's Companies, Inc., 3.120%, due 04/15/22	$2,000,000	$2,138,000
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,138,776
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,480,442
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,434,269
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,414,944
		10,606,431
Consumer Staples — 13.2%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,522,578
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,172,448

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)
CORPORATE BONDS — 46.2% (Continued)	Par Value	Market Value
Consumer Staples — 13.2% (Continued)
Colgate-Palmolive Company, 2.450%, due 11/15/21	$3,000,000	$3,144,021
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,294,614
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	882,358
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	2,118,024
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,871,189
Hormel Foods Corporation, 4.125%, due 04/15/21	2,000,000	2,229,038
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,150,636
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,212,450
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,557,960
Kimberly-Clark Corporation, 2.400%, due 03/01/22	2,311,000	2,400,678
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,745,255
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,693,572
		30,994,821
Energy — 4.7%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,739,203
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,051,192
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,755,870
Occidental Petroleum Corporation, 3.125%,due 02/15/22	2,940,000	3,081,276
Occidental Petroleum Corporation, 2.700%,due 02/15/23	2,350,000	2,389,285
		11,016,826
Financials — 3.3%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,501,480
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,018,823
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,050,866
PACCAR Financial Corporation, 1.600%,due 03/15/17	2,000,000	2,012,152
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,203,028
		7,786,349
Health Care — 3.0%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,298,475
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,153,353
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,089,529
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,511,501
		7,052,858
Industrials — 11.2%
3M Company, 1.375%, due 09/29/16	1,393,000	1,395,549
3M Company, 1.000%, due 06/26/17	2,000,000	2,005,136
3M Company, 2.000%, due 06/26/22	1,073,000	1,099,189
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,753,171

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
 (Continued)
CORPORATE BONDS — 46.2% (Continued)	Par Value	Market Value

Industrials — 11.2% (Continued)
Emerson Electric Company, 4.250%, due 11/15/20	$2,109,000	$2,347,210
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,650,731
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,047,028
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,130,745
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,706,487
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	2,015,430
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	953,082
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	495,587
Ryder System, Inc., 5.850%, due 11/01/16	285,000	289,518
Snap-on, Inc., 6.125%, due 09/01/21	1,000,000	1,214,453
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,054,876
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,605,395
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,661,022
United Technologies Corporation, 5.375%, due 12/15/17	839,000	891,802
		26,316,411
Information Technology — 3.2%
CA, Inc., 5.375%, due 12/01/19	1,000,000	1,098,942
CA, Inc., 4.500%, due 08/15/23	2,000,000	2,185,904
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	669,363
National Semiconductor Corporation, 6.600%, due 06/15/17	1,605,000	1,689,861
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	2,026,328
		7,670,398
Materials — 1.2%
PPG Industries, Inc., 6.650%, due 03/15/18	207,000	223,969
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,072,216
Praxair, Inc., 4.050%, due 03/15/21	500,000	555,748
		2,851,933
Utilities — 1.9%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,034,410
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	913,270
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,632,643
		4,580,323

Total Corporate Bonds (Cost $106,242,603)		$108,876,350

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
 (Continued)
COMMON STOCKS — 18.7%	Shares	Market Value

Consumer Discretionary — 2.2%
Media — 1.1%
Omnicom Group, Inc.	30,000	$2,444,700

Specialty Retail — 1.1%
Williams-Sonoma, Inc.	50,000	2,606,500

Consumer Staples — 2.5%
Beverages — 1.2%
Diageo plc - ADR	25,000	2,822,000

Food Products — 1.3%
Hershey Company (The)	27,500	3,120,975

Energy — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
Exxon Mobil Corporation	30,000	2,812,200
Occidental Petroleum Corporation	25,000	1,889,000
		4,701,200
Financials — 2.4%
Banks — 1.3%
Fifth Third Bancorp	110,000	1,934,900
PNC Financial Services Group, Inc. (The)	14,000	1,139,460
		3,074,360
Insurance — 1.1%
Chubb Limited	20,000	2,614,200

Industrials — 5.1%
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. - Class B	30,000	3,231,600

Electrical Equipment — 1.1%
Emerson Electric Company	50,000	2,608,000

Industrial Conglomerates — 1.2%
3M Company	16,000	2,801,920

Road & Rail — 0.5%
Norfolk Southern Corporation	13,500	1,149,255

Trading Companies & Distributors — 0.9%
Fastenal Company	50,000	2,219,500

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
 (Continued)
COMMON STOCKS — 18.7% (Continued)	Shares	Market Value

Information Technology — 3.3%
Communications Equipment — 1.0%
Cisco Systems, Inc.	80,000	$2,295,200

Semiconductors & Semiconductor Equipment — 2.3%
Microchip Technology, Inc.	45,000	2,284,200
Texas Instruments, Inc.	50,000	3,132,500
		5,416,700
Materials — 1.2%
Chemicals — 1.2%
Praxair, Inc.	25,000	2,809,750

Total Common Stocks (Cost $38,593,141)		$43,915,860

MONEY MARKET FUNDS — 7.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.23% (a)	10,995,371	$10,995,371
Federated Treasury Obligations Fund - Institutional Shares, 0.24% (a)	6,919,446	6,919,446
Total Money Market Funds (Cost $17,914,817)		$17,914,817

Total Investments at Market Value — 99.4% (Cost $225,352,776)		$234,070,754

Other Assets in Excess of Liabilities — 0.6%		1,481,409

Net Assets — 100.0%		$235,552,163

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$184,403,214	$257,907,565	$686,381,188
At market value (Note 1)	$203,608,165	$333,942,425	$790,185,564
Affiliated investments, at market value (Cost $1,107,092) (Note 5)	3,188,790	—	—
Cash	43,350	—	—
Receivable for investment securities sold	—	—	2,730,515
Receivable for capital shares sold	93,497	334,555	532,153
Dividends receivable	141,766	236,786	1,247,478
Other assets	20,414	25,463	40,342
TOTAL ASSETS	207,095,982	334,539,229	794,736,052

LIABILITIES
Dividends payable	—	—	253,035
Payable for investment securities purchased	—	874,311	2,586,370
Payable for capital shares redeemed	47,851	238,771	848,473
Payable to Adviser (Note 2)	496,477	776,601	1,452,579
Payable to administrator (Note 2)	23,415	35,989	75,622
Other accrued expenses	17,960	21,596	38,828
TOTAL LIABILITIES	585,703	1,947,268	5,254,907

NET ASSETS	$206,510,279	$332,591,961	$789,481,145

NET ASSETS CONSIST OF:
Paid-in capital	$187,318,147	$246,603,501	$674,933,011
Accumulated net investment income (loss)	(71,249)	101,106	1,829
Accumulated net realized gains (losses) from security transactions	(2,023,268)	9,852,494	10,741,929
Net unrealized appreciation on investments	21,286,649	76,034,860	103,804,376
NET ASSETS	$206,510,279	$332,591,961	$789,481,145
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,139,108	12,432,112	47,056,354
Net asset value, offering price and redemption price per share (Note 1)	$17.01	$26.75	$16.78

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
 June 30, 2016 (Unaudited) (Continued)
Ave Maria World Equity Fund	Ave Maria Bond Fund

ASSETS
Investment securities:
At cost	$39,149,231	$225,352,776
At market value (Note 1)	$42,526,587	$234,070,754
Cash	5,967	—
Receivable for investment securities sold	642,994	—
Receivable for capital shares sold	33,174	488,132
Dividends and interest receivable	109,294	1,251,585
Other assets	17,257	25,987
TOTAL ASSETS	43,335,273	235,836,458

LIABILITIES
Dividends payable	—	33,200
Payable for investment securities purchased	673,571	—
Payable for capital shares redeemed	21,391	37,851
Payable to Adviser (Note 2)	80,516	173,845
Payable to administrator (Note 2)	4,683	19,370
Other accrued expenses	10,446	20,029
TOTAL LIABILITIES	790,607	284,295

NET ASSETS	$42,544,666	$235,552,163

NET ASSETS CONSIST OF:
Paid-in capital	$39,219,421	$225,512,091
Accumulated net investment income	172,708	1,958
Accumulated net realized gains (losses)from security transactions	(224,819)	1,320,136
Net unrealized appreciation on investments	3,377,356	8,717,978
NET ASSETS	$42,544,666	$235,552,163
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,347,526	20,654,582
Net asset value, offering price and redemption price per share (Note 1)	$12.71	$11.40

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$1,163,199	$1,931,768	$8,397,858

EXPENSES
Investment advisory fees (Note 2)	959,136	1,471,597	2,795,877
Administration, accounting and transfer agent fees (Note 2)	136,718	205,257	442,526
Trustees’ fees and expenses (Note 2)	29,229	29,229	29,229
Legal and audit fees	34,128	27,201	37,091
Postage and supplies	25,156	34,771	50,373
Registration and filing fees	13,016	17,809	21,453
Custodian and bank service fees	6,863	10,234	23,448
Insurance expense	6,885	8,626	21,826
Advisory board fees and expenses (Note 2)	6,094	6,094	6,094
Printing of shareholder reports	4,763	5,715	8,129
Compliance service fees and expenses (Note 2)	2,412	3,823	9,012
Other expenses	10,048	10,306	21,543
TOTAL EXPENSES	1,234,448	1,830,662	3,466,601

NET INVESTMENT INCOME (LOSS)	(71,249)	101,106	4,931,257

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(1,188,119)	9,963,118	10,741,929
Net change in unrealized appreciation (depreciation) on investments	7,635,057	10,798,884	45,849,828
Net change in unrealized appreciation on affiliated investments (Note 5)	381,976	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,828,914	20,762,002	56,591,757

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,757,665	$20,863,108	$61,523,014

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$500,286	$591,047
Foreign withholding taxes on dividends	(41,421)	—
Interest	—	1,531,228
TOTAL INCOME	458,865	2,122,275

EXPENSES
Investment advisory fees (Note 2)	192,356	340,910
Administration, accounting and transfer agent fees (Note 2)	27,419	114,596
Trustees’ fees and expenses (Note 2)	29,229	29,229
Legal and audit fees	20,498	25,093
Postage and supplies	8,115	16,419
Registration and filing fees	11,763	19,567
Custodian and bank service fees	1,745	7,301
Insurance expense	1,263	5,847
Advisory board fees and expenses (Note 2)	6,094	6,094
Printing of shareholder reports	1,337	2,961
Compliance service fees and expenses (Note 2)	488	2,792
Other expenses	5,056	13,913
TOTAL EXPENSES	305,363	584,722
Less fee reductions by the Adviser (Note 2)	(19,206)	—
NET EXPENSES	286,157	584,722

NET INVESTMENT INCOME	172,708	1,537,553

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(224,819)	1,320,026
Net change in unrealized appreciation (depreciation) on investments	1,252,088	6,655,150
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,027,269	7,975,176

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,977	$9,512,729

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income (loss)	$(71,249)	$141,330
Net realized losses from security transactions	(1,188,119)	(246,314)
Net change in unrealized appreciation (depreciation) on investments	7,635,057	(45,665,271)
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	381,976	(517,790)
Net increase (decrease) in net assets resulting from operations	6,757,665	(46,288,045)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(140,481)
From net realized gains on investments	—	(119,860)
Decrease in net assets from distributions to shareholders	—	(260,341)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	—	36,285,741
Proceeds from shares sold	7,704,468	18,561,949
Reinvestment of distributions to shareholders	—	244,520
Payments for shares redeemed	(19,830,799)	(43,454,457)
Net increase (decrease) in net assets from capital share transactions	(12,126,331)	11,637,753

TOTAL DECREASE IN NET ASSETS	(5,368,666)	(34,910,633)

NET ASSETS
Beginning of period	211,878,945	246,789,578
End of period	$206,510,279	$211,878,945

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(71,249)	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares received in conjunction with fund merger (Note 1)	—	1,858,403
Shares sold	478,482	975,841
Shares issued in reinvestment of distributions to shareholders	—	14,810
Shares redeemed	(1,240,320)	(2,305,573)
Net increase (decrease) in shares outstanding	(761,838)	543,481
Shares outstanding, beginning of period	12,900,946	12,357,465
Shares outstanding, end of period	12,139,108	12,900,946

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$101,106	$750,055
Net realized gains from security transactions	9,963,118	26,341,032
Net change in unrealized appreciation (depreciation) on investments	10,798,884	(35,373,175)
Net increase (decrease) in net assets resulting from operations	20,863,108	(8,282,088)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(750,152)
From net realized gains on investments	—	(26,393,498)
Decrease in net assets from distributions to shareholders	—	(27,143,650)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,290,100	53,372,551
Reinvestment of distributions to shareholders	—	25,479,551
Payments for shares redeemed	(22,680,063)	(47,147,747)
Net increase in net assets from capital share transactions	11,610,037	31,704,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,473,145	(3,721,383)

NET ASSETS
Beginning of period	300,118,816	303,840,199
End of period	$332,591,961	$300,118,816

ACCUMULATED NET INVESTMENT INCOME	$101,106	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,328,673	1,877,497
Shares issued in reinvestment of distributions to shareholders	—	1,010,692
Shares redeemed	(890,793)	(1,653,370)
Net increase in shares outstanding	437,880	1,234,819
Shares outstanding, beginning of period	11,994,232	10,759,413
Shares outstanding, end of period	12,432,112	11,994,232

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$4,931,257	$11,308,513
Net realized gains from security transactions	10,741,929	40,146,505
Net change in unrealized appreciation (depreciation) on investments	45,849,828	(101,327,744)
Net increase (decrease) in net assets resulting from operations	61,523,014	(49,872,726)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,304,177)	(10,933,195)
From net realized gains on investments	—	(40,147,214)
Decrease in net assets from distributions to shareholders	(5,304,177)	(51,080,409)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	62,852,268	170,712,568
Reinvestment of distributions to shareholders	4,720,721	46,076,735
Payments for shares redeemed	(85,200,550)	(213,041,809)
Net increase (decrease) in net assets from capital share transactions	(17,627,561)	3,747,494

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,591,276	(97,205,641)

NET ASSETS
Beginning of period	750,889,869	848,095,510
End of period	$789,481,145	$750,889,869

ACCUMULATED NET INVESTMENT INCOME	$1,829	$374,749

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	4,003,898	9,847,012
Shares issued in reinvestment of distributions to shareholders	288,743	2,898,743
Shares redeemed	(5,442,021)	(12,391,093)
Net increase (decrease) in shares outstanding	(1,149,380)	354,662
Shares outstanding, beginning of period	48,205,734	47,851,072
Shares outstanding, end of period	47,056,354	48,205,734

See notes to financial statements.

AVE MARIA WORLD EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$172,708	$226,829
Net realized gains (losses) from security transactions	(224,819)	526,539
Net change in unrealized appreciation (depreciation) on investments	1,252,088	(3,013,908)
Net increase (decrease) in net assets resulting from operations	1,199,977	(2,260,540)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(233,923)
From net realized gains on investments	—	(526,573)
Decrease in net assets from distributions to shareholders	—	(760,496)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,277,565	12,203,950
Reinvestment of distributions to shareholders	—	687,264
Payments for shares redeemed	(3,131,701)	(11,338,307)
Net increase in net assets from capital share transactions	145,864	1,552,907

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,345,841	(1,468,129)

NET ASSETS
Beginning of period	41,198,825	42,666,954
End of period	$42,544,666	$41,198,825

ACCUMULATED NET INVESTMENT INCOME	$172,708	$—

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	270,438	918,380
Shares issued in reinvestment of distributions to shareholders	—	55,158
Shares redeemed	(256,993)	(868,084)
Net increase in shares outstanding	13,445	105,454
Shares outstanding, beginning of period	3,334,081	3,228,627
Shares outstanding, end of period	3,347,526	3,334,081

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS
Net investment income	$1,537,553	$2,654,822
Net realized gains from security transactions	1,320,026	1,337,200
Net change in unrealized appreciation (depreciation) on investments	6,655,150	(2,892,405)
Net increase in net assets resulting from operations	9,512,729	1,099,617

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,565,934)	(2,624,600)
From net realized gains on investments	—	(1,337,090)
Decrease in net assets from distributions to shareholders	(1,565,934)	(3,961,690)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,795,058	79,697,296
Reinvestment of distributions to shareholders	1,370,969	3,435,000
Payments for shares redeemed	(27,402,772)	(37,145,763)
Net increase in net assets from capital share transactions	3,763,255	45,986,533

TOTAL INCREASE IN NET ASSETS	11,710,050	43,124,460

NET ASSETS
Beginning of period	223,842,113	180,717,653
End of period	$235,552,163	$223,842,113

ACCUMULATED NET INVESTMENT INCOME	$1,958	$30,339

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,665,210	7,137,744
Shares issued in reinvestment of distributions to shareholders	122,128	309,462
Shares redeemed	(2,450,910)	(3,330,439)
Net increase in shares outstanding	336,428	4,116,767
Shares outstanding, beginning of period	20,318,154	16,201,387
Shares outstanding, end of period	20,654,582	20,318,154

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$16.42		$19.97	$21.21	$17.78		$16.20	$16.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	(0.01)	(0.00	)(a)	0.06	(0.01)
Net realized and unrealized gains (losses) on investments	0.60		(3.54)	0.63	4.66		2.09	(0.21)
Total from investment operations	0.59		(3.53)	0.62	4.66		2.15	(0.22)

Less distributions:
From net investment income	—		(0.01)	—	—		(0.06)	—
From net realized gains on investments	—		(0.01)	(1.86)	(1.23)		(0.51)	—
Total distributions	—		(0.02)	(1.86)	(1.23)		(0.57)	—

Net asset value at end of period	$17.01		$16.42	$19.97	$21.21		$17.78	$16.20

Total return (b)	3.6	%(c)	(17.7%)	2.9%	26.2%		13.3%	(1.3%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$206,510		$211,879	$246,790	$246,801		$191,100	$180,050

Ratio of total expenses to average net assets	1.22	%(d)	1.18%	1.29%	1.42%		1.48%	1.50%

Ratio of net investment income (loss) to average net assets	(0.07	%)(d)	0.06%	(0.04%)	(0.02%)		0.35%	(0.08%)

Portfolio turnover rate	26	%(c)	63%	31%	29%		25%	29%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$25.02		$28.24	$30.19	$23.71	$20.67	$20.56

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.07	(0.03)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	1.72		(0.81)	2.33	7.55	3.08	0.17
Total from investment operations	1.73		(0.74)	2.30	7.47	3.04	0.11

Less distributions:
From net investment income	—		(0.07)	—	—	—	—
From net realized gains on investments	—		(2.41)	(4.25)	(0.99)	—	—
Total distributions	—		(2.48)	(4.25)	(0.99)	—	—

Net asset value at end of period	$26.75		$25.02	$28.24	$30.19	$23.71	$20.67

Total return (a)	6.9	%(b)	(2.7%)	7.5%	31.5%	14.7%	0.5%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$332,592		$300,119	$303,840	$285,132	$198,761	$162,072

Ratio of total expenses to average net assets	1.18	%(c)	1.17%	1.28%	1.43%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	0.07	%(c)	0.24%	(0.10%)	(0.29%)	(0.17%)	(0.29%)

Portfolio turnover rate	18	%(b)	32%	36%	18%	33%	10%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$15.58		$17.72	$17.56	$13.49	$12.68	$12.51

Income (loss) from investment operations:
Net investment income	0.10		0.24	0.18	0.17	0.23	0.18
Net realized and unrealized gains (losses) on investments	1.21		(1.27)	1.46	4.38	1.51	0.40
Total from investment operations	1.31		(1.03)	1.64	4.55	1.74	0.58

Less distributions:
From net investment income	(0.11)		(0.23)	(0.18)	(0.17)	(0.23)	(0.18)
From net realized gains on investments	—		(0.88)	(1.30)	(0.31)	(0.70)	(0.23)
Total distributions	(0.11)		(1.11)	(1.48)	(0.48)	(0.93)	(0.41)

Net asset value at end of period	$16.78		$15.58	$17.72	$17.56	$13.49	$12.68

Total return (a)	8.4	%(b)	(5.9%)	9.3%	33.9%	13.9%	4.6%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$789,481		$750,890	$848,096	$710,150	$303,909	$223,982

Ratio of total expenses to average net assets	0.93	%(c)	0.92%	0.92%	0.97%	0.99%	1.02%

Ratio of net investment income to average net assets	1.32	%(c)	1.38%	1.01%	1.16%	1.75%	1.45%

Portfolio turnover rate	9	%(b)	35%	29%	14%	37%	22%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See notes to financial statements.

AVE MARIA WORLD EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value at beginning of period	$12.36		$13.22	$13.90	$11.46	$10.11	$11.24

Income (loss) from investment operations:
Net investment income	0.05		0.07	0.04	0.03	0.05	0.05
Net realized and unrealized gains (losses) on investments	0.30		(0.70)	0.04	2.66	1.35	(1.13)
Total from investment operations	0.35		(0.63)	0.08	2.69	1.40	(1.08)

Less distributions:
From net investment income	—		(0.07)	(0.04)	(0.03)	(0.05)	(0.05)
From net realized gains on investments	—		(0.16)	(0.72)	(0.22)	—	—
Total distributions	—		(0.23)	(0.76)	(0.25)	(0.05)	(0.05)

Net asset value at end of period	$12.71		$12.36	$13.22	$13.90	$11.46	$10.11

Total return (a)	2.8	%(b)	(4.8%)	0.5%	23.5%	13.8%	(9.6%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$42,545		$41,199	$42,667	$39,870	$24,236	$20,324

Ratio of total expenses to average net assets	1.51	%(d)	1.50%	1.50%	1.55%	1.63%	1.78%

Ratio of net expenses to average net assets (c)	1.41	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income to average net assets (c)	0.85	%(d)	0.51%	0.29%	0.28%	0.46%	0.58%

Portfolio turnover rate	23	%(b)	35%	36%	31%	33%	13%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratio was determined after advisory fee reductions (Note 2).

(d)	Annualized.

See notes to financial statements.

AVE MARIA BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value at beginning of period	$11.02		$11.15	$11.38	$11.04	$10.87		$10.90

Income (loss) from investment operations:
Net investment income	0.08		0.14	0.12	0.11	0.18		0.21
Net realized and unrealized gains (losses) on investments	0.38		(0.06)	0.12	0.56	0.32		0.15
Total from investment operations	0.46		0.08	0.24	0.67	0.50		0.36

Less distributions:
From net investment income	(0.08)		(0.14)	(0.12)	(0.11)	(0.18)		(0.21)
From net realized gains on investments	—		(0.07)	(0.35)	(0.22)	(0.15)		(0.18)
Total distributions	(0.08)		(0.21)	(0.47)	(0.33)	(0.33)		(0.39)

Net asset value at end of period	$11.40		$11.02	$11.15	$11.38	$11.04		$10.87

Total return (a)	4.2	%(b)	0.7%	2.2%	6.1%	4.6%		3.3%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$235,552		$223,842	$180,718	$149,750	$113,043		$92,401

Ratio of net expenses to average net assets	0.51	%(d)	0.51%	0.54%	0.70%	0.70	%(c)	0.70	%(c)

Ratio of net investment income to average net assets	1.35	%(d)	1.30%	1.10%	1.01%	1.64%		1.96%

Portfolio turnover rate	9	%(b)	25%	21%	17%	21%		27%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Absent investment advisory fee reductions by the Adviser, the ratios of expenses to average net assets would have been 0.71% and 0.73% for the years ended December 31, 2012 and 2011, respectively.

(d)	Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria World Equity Fund commenced the public offering of its shares on April 30, 2010.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church. See the Funds’ Prospectus for information regarding the investment strategies of each Fund.

Shares of each Fund are sold at net asset value. To calculate the net asset value, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

On August 1, 2015, the Ave Maria Catholic Values Fund consummated a tax-free merger with the Ave Maria Opportunity Fund, previously a series of the Trust. Pursuant to the terms of the merger agreement, each share of the Ave Maria Opportunity Fund was converted into an equivalent dollar amount of shares of the Ave Maria Catholic Values Fund, based on the net asset value of the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund as of July 31, 2015 ($19.53 and $10.03, respectively), resulting in a conversion ratio of 0.513864 shares of the Ave Maria Catholic Values Fund for each share of the Ave Maria Opportunity Fund. The Ave Maria Catholic Values Fund issued 1,858,403 shares to shareholders of the Ave Maria Opportunity Fund. The basis of the assets transferred from the Ave Maria Opportunity Fund reflected the historical basis of the assets as of the date of the tax-free merger. Net assets of the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund as of the merger date were $230,192,193 and $36,285,741, respectively, including unrealized appreciation (depreciation) on investments of $39,134,887 and ($2,883,304), respectively. The Ave Maria Opportunity Fund’s net assets at the time of the merger included accumulated realized capital losses of $104,851. Total net assets of the Ave Maria Catholic Values Fund immediately after the merger were $266,477,934. Because the combined investment portfolio has been managed as a single integrated portfolio since the merger was completed, it is not practical to state the amounts of net investment income (loss), net realized gains (losses) and change in unrealized appreciation (depreciation) on investments, and net increase (decrease) in net assets resulting from operations, of the former investment portfolio of the Ave Maria Opportunity Fund that has been included in the Ave Maria Catholic Values Fund’s Statement of Operations since August 1, 2015.

	Ave Maria Opportunity Fund	Ave Maria Catholic Values Fund
Exchange ratio	0.513864	N/A
Ave Maria Opportunity Fund's shares	3,616,521	N/A
Ave Maria Catholic Values Fund's shares	N/A	11,789,464
Ave Maria Opportunities Fund's unrealized depreciation	$2,883,304	N/A
Net assets before the merger	$36,285,741	$230,192,193
Aggregated net assets immediately after the merger	N/A	$266,477,934

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The tables below summarize the results of operations of the Ave Maria Opportunity Fund for the period from January 1, 2015 to July 31, 2015, and the Ave Maria Catholic Values Fund’s results of operations for the fiscal year ended December 31, 2015.

For the period from January 1, 2015 to July 31, 2015:	Net Investment Loss	Net Realized Losses and Net Change in Unrealized Depreciation on Investments	Net Decrease in Net Assets Resulting from Operations
Ave Maria Opportunity Fund	$(106,238)	$(7,851,130)	$(7,957,368)

For the fiscal year ended December 31, 2015:	Net Investment Income	Net Realized Losses and Net Change in Unrealized Depreciation on Investments	Net Decrease in Net Assets Resulting from Operations
Ave Maria Catholic Values Fund	$141,330	$(46,429,375)	$(46,228,045)

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities for which market quotations are not readily

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments, by security type, as of June 30, 2016:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$188,276,083	$—	$—	$188,276,083
Warrants	4,324,533	—	—	4,324,533
Money Market Funds	14,196,339	—	—	14,196,339
Total	$206,796,955	$—	$—	$206,796,955

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$317,483,594	$—	$—	$317,483,594
Money Market Funds	16,458,831	—	—	16,458,831
Total	$333,942,425	$—	$—	$333,942,425

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$745,494,800	$—	$—	$745,494,800
Warrants	5,835,700	—	—	5,835,700
Money Market Funds	38,855,064	—	—	38,855,064
Total	$790,185,564	$—	$—	$790,185,564

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$39,758,837	$—	$—	$39,758,837
Warrants	226,460	—	—	226,460
Money Market Funds	2,541,290	—	—	2,541,290
Total	$42,526,587	$—	$—	$42,526,587

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$63,363,727	$—	$63,363,727
Corporate Bonds	—	108,876,350	—	108,876,350
Common Stocks	43,915,860	—	—	43,915,860
Money Market Funds	17,914,817	—	—	17,914,817
Total	$61,830,677	$172,240,077	$—	$234,070,754

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of June 30, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2016. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2016:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Accumulated ordinary income (loss)	$(71,249)	$101,106	$1,829	$172,708	$1,958
Capital loss carryforwards	(707,949)	—	—	—	—
Net unrealized appreciation	21,238,022	75,976,668	103,804,376	3,377,356	8,717,978
Accumulated other gains (losses)	(1,266,692)	9,910,686	10,741,929	(224,819)	1,320,136
Total distributable earnings	$19,192,132	$85,988,460	$114,548,134	$3,325,245	$10,040,072

The following information is based upon the federal income tax cost of the Funds’ investment securities as of June 30, 2016:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Gross unrealized appreciation	$31,238,209	$84,373,451	$118,245,102	$4,949,805	$9,407,984
Gross unrealized depreciation	(10,000,187)	(8,396,783)	(14,440,726)	(1,572,449)	(690,006)
Net unrealized appreciation	$21,238,022	$75,976,668	$103,804,376	$3,377,356	$8,717,978
Federal income tax cost	$185,558,933	$257,965,757	$686,381,188	$39,149,231	$225,352,776

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of June 30, 2016.

As of December 31, 2015, the Ave Maria Catholic Values Fund had a short-term capital loss carryforward of $707,949 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended December 31, 2012 through December 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Security transactions and investment income – Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on securities sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria World Equity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2016 and December 31, 2015 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Catholic Values Fund:
June 30, 2016	$—	$—	$—
December 31, 2015	$140,481	$119,860	$260,341
Ave Maria Growth Fund:
June 30, 2016	$—	$—	$—
December 31, 2015	$2,998,414	$24,145,236	$27,143,650
Ave Maria Rising Dividend Fund:
June 30, 2016	$5,304,177	$—	$5,304,177
December 31, 2015	$11,446,317	$39,634,092	$51,080,409
Ave Maria World Equity Fund:
June 30, 2016	$—	$—	$—
December 31, 2015	$233,923	$526,573	$760,496

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Bond Fund
June 30, 2016	$1,565,934	$—	$1,565,934
December 31, 2015	$2,624,600	$1,337,090	$3,961,690

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria World Equity Fund a quarterly fee at the annual rate of 0.95% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

Effective May 1, 2016, the Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2017 so that operating expenses of each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and thett Ave Maria World Equity Fund do not exceed 1.25% per annum of average daily net assets; and the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. Prior to May 1, 2016, the Adviser had contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses so that the ordinary operating expenses of the Ave Maria

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

World Equity Fund did not exceed 1.50% per annum of average daily net assets. During the six months ended June 30, 2016, the Adviser reduced its investment advisory fees by $19,206 with respect to the Ave Maria World Equity Fund.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such reductions or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2016, the Adviser may seek recoupment of investment advisory fee reductions from the Ave Maria World Equity Fund totaling $22,094 no later than the dates stated below:

December 31, 2016	December 31, 2019
$2,888	$19,206

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $35,000 (except that such fee is $45,000 for the Lead Independent Trustee and $39,000 for the Chairman of the Audit Committee), payable quarterly; a fee of $5,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $2,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $2,500 for attendance at each meeting of the CAB (except that such fee is $2,750 for the CAB chairman); plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses. Effective July 1, 2016, each member, including Emeritus members, will receive an annual retainer of $4,000 (except that such fee is $14,000 for the CAB Chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB (including the Chairman); plus reimbursement of travel and other expenses incurred in attending meetings.

3. Investment Transactions

During the six months ended June 30, 2016, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund
Purchases of investment securities	$49,716,955	$71,916,172	$63,347,872	$8,713,339	$11,758,895
Proceeds from sales and maturities of investment securities	$72,249,419	$55,112,429	$83,873,369	$9,049,536	$11,449,277

4. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

5. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of June 30, 2016, the Ave Maria Catholic Values Fund owns 5.33% of the outstanding voting shares of Unico American Corporation. Further information on this holding for the period ended June 30, 2016 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report
UNICO AMERICAN CORPORATION
From December 31, 2015 to June 30, 2016
Shares at beginning of period	282,945
Shares at end of period	282,945
Market value at beginning of period	$2,806,814
Change in unrealized appreciation	381,976
Market value at end of period	$3,188,790
Net realized gains (losses) during the period	$—
Dividend income earned during the period	$—

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2016, the Ave Maria Growth Fund had 33.5% of the value of its net assets invested in stocks within the industrials sector.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2016) and held until the end of the period (June 30, 2016).

The tables that follow illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited) (Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Ave Maria Catholic Values Fund
Based on Actual Fund Return	$1,000.00	$1,035.90	1.22%	$6.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.80	1.22%	$6.12

Ave Maria Growth Fund
Based on Actual Fund Return	$1,000.00	$1,069.10	1.18%	$6.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.00	1.18%	$5.92

Ave Maria Rising Dividend Fund
Based on Actual Fund Return	$1,000.00	$1,084.40	0.93%	$4.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.24	0.93%	$4.67

Ave Maria World Equity Fund
Based on Actual Fund Return	$1,000.00	$1,028.30	1.41%	$7.11
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.85	1.41%	$7.07

Ave Maria Bond Fund
Based on Actual Fund Return	$1,000.00	$1,041.60	0.51%	$2.59
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.33	0.51%	$2.56

(a)	Annualized, based on the Fund's most recent one-half year expenses.

(b)	Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, muliplied by 182/366 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited)

At an in-person meeting held on February 13, 2016 (the “Board Meeting”), the Board of Trustees, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement with the Adviser on behalf of each Fund.

The Independent Trustees were advised and assisted throughout the process of their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees received advice from their independent legal counsel, including a legal memorandum, on the standards and obligations in connection with their consideration of the continuation of the Advisory Agreements. The Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including whether the Advisory Agreements continue to be in the best interests of the Funds and their shareholders. The Independent Trustees also retained an independent consultant (Strategic Insight) to prepare an expense and performance analysis for the Funds and met separately with the consultant prior to the Board Meeting to discuss the methodologies that Strategic Insight used to construct its report. During this meeting, the independent consultant discussed the Morningstar, Inc. (“Morningstar”) categories that Strategic Insight identified upon which to base its peer group comparisons for each Fund and other aspects of its report. To further prepare for the Board Meeting, the Independent Trustees met separately with independent counsel to discuss the continuance of the Advisory Agreements, at which no representatives of the Adviser were present.

The Independent Trustees took into account that they meet with the portfolio managers of the Funds at regularly scheduled meetings over the course of the year to discuss the investment results, portfolio composition, and investment program for each of the Funds. They also considered that the portfolio managers had also discussed the overall condition of the economy and the markets, including an analysis of the factors that have influenced the markets, investor preferences and market sentiment.

The Trustees reviewed, among other things: (1) industry data comparing the advisory fees and expense ratios of each Fund with those of comparable investment companies and any separately managed accounts under the management of the Adviser; (2) comparative performance information of each Fund; (3) the Adviser’s revenues and profitability from providing services to each Fund; and (4) information about the Adviser’s portfolio managers, research analysts, investment process, compliance program and risk management processes.

As part of this process, the Trustees considered various factors, among them:

●	the nature, extent and quality of the services provided by the Adviser;

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

●	each Fund’s performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

In their consideration of the nature, extent and quality of services provided to the Funds, the Trustees evaluated the responsibilities of the Adviser under the Advisory Agreements and the investment management process applied to each Fund. The Trustees reviewed the background, education, professional designations and experience of the Adviser’s key investment, research and operational personnel. The Trustees considered recent changes to the portfolio management structure that have resulted in the assignment of a lead portfolio manager and one or more co-portfolio manager(s) for each of the Funds. They noted that the organizational changes were designed to enhance the structure of the portfolio management process and to facilitate succession planning. The Trustees next discussed the Adviser’s responsibilities in monitoring the administrative and shareholder services provided to the Funds and the Adviser’s various ongoing responsibilities with regard to the compliance program of the Trust. The Trustees considered the overall strength and stability of the Adviser, the efforts that have been made to guard against potential cybersecurity threats, and the Adviser’s overall compliance record.

The Trustees reviewed information provided by the independent consultant on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the net advisory fee of each Fund with the net advisory fees of representative funds within its Morningstar peer group, with the Morningstar information showing that the net advisory fees are lower than the median net advisory fees of the Morningstar peer group as it relates to the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund, but higher than the median net advisory fees of the Morningstar peer group as it relates to the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria World Equity Fund. The Trustees compared the net expense ratio of each Fund with the net expense ratios of representative funds within its Morningstar peer group, with the Morningstar information showing that the net expense ratio of each Fund (except the Ave Maria World Equity Fund) is lower than the median net expense ratio of its Morningstar peers. The Independent Trustees took into account that the fee reductions made by the Adviser on behalf of the Ave Maria World Equity Fund had the effect of reducing the net operating expenses of the Fund during the 2015 calendar year. The Independent Trustees also took note that the annual operating expense ratio of the Ave Maria Bond Fund had declined and that the annual operating expense ratios of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund were unchanged during the 2015 calendar year. The Trustees considered the fees the Adviser charges to manage separately managed accounts having similar

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

strategies to certain of the Funds. The Independent Trustees considered the Adviser’s explanation that the differences between the advisory fees paid by these Funds and the advisory fees paid by separately managed accounts reflect operational and regulatory differences between advising these Funds and the separately managed accounts, and the resources required of the Adviser for managing separate accounts are generally less that those required for managing the Funds. The Trustees concluded that, based upon the investment strategies of each Fund and the quality of services provided by the Adviser, the advisory fees paid by each Fund are acceptable.

The Trustees reviewed the Adviser’s analysis of its profitability in managing the Funds during calendar year 2015, including the methodology by which that profitability analysis was calculated. The Trustees considered that the Adviser may receive, in addition to the advisory fee, certain indirect benefits from serving as the Funds’ investment adviser, including various research services as a result of the placement of the Funds’ portfolio brokerage. The Trustees considered the costs of the Adviser to provide ongoing services to the Funds, including staffing costs and costs to maintain systems and resources that support portfolio trading, research and other portfolio management functions. They also discussed the amount of intermediary fees paid by the Adviser on behalf of the Funds in a broader context, as compared to the Adviser’s profitability related exclusively to its investment advisory services. Based upon their review of the Adviser’s profitability analysis, the Board concluded that the Adviser’s profits are reasonable.

The Trustees considered both the short-term and long-term investment performance of each Fund in light of its investment objective(s). The Trustees considered each Fund’s historical performance over various periods ended November 30, 2015, as it compared to the returns of relevant indices. The Trustees observed that each Fund underperformed its respective benchmark index during the 1-year period ended November 30, 2015. The Independent Trustees took into account the Adviser’s explanations for the relative underperformance, including the Adviser’s views that market returns during calendar year 2015 were driven by the performance of a select number of large-cap, high priced technology and internet stocks. The Trustees further considered the investment performance of each Fund compared to similarly managed mutual funds as compiled by Morningstar for selected periods ending November 30, 2015. The Trustees noted that the Ave Maria Bond Fund placed in the first quartile of its Morningstar peers for the one-and three-year periods and has operated for thirteen calendar years without negative returns. The Trustees took into account that the Adviser’s stock selection process was largely out of favor in 2015. The Trustees considered that the Adviser’s long-term investment approach has remained consistent over the years of service to the Funds. They also considered how the Adviser has integrated the morally responsible criteria adopted by the Funds into its investment decision-making process. The Trustees considered the longer-term performance results of the Funds, given the dynamics of the market in 2015, and noted that the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

each placed in the first quartile of its Morningstar peers for the ten-year period. The Trustees concluded that each Fund’s investment results have been acceptable and the quality of the services provided by the Adviser, combined with its long-term record of managing the Funds, supports their view that its continued management should benefit each Fund and its shareholders.

The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Funds’ shareholders. The Trustees observed that as the Funds’ assets have grown, their respective expense ratios generally have fallen. The Trustees discussed whether a reduction in the advisory fees paid by the Funds by means of a breakpoint would be appropriate. The Trustees noted information presented by the independent consultant indicating that a majority of the mutual funds within the applicable peer groups do not necessarily have advisory fee breakpoints and considered whether setting a limitation on overall operating expenses might be equally effective in sharing economies of scale.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreements and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

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Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Louis C. Bosco, Jr.
Donald J. Dawson, Jr., Lead Independent Trustee
Joseph M. Grace
John J. McHale, Jr.

Executive Officers
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Robert C. Schwartz, CFP, V.P.
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP, Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Michael Novak
Fr. John Riccardo, Emeritus
Phyllis Schlafly

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

SCHWARTZ INVESTMENT COUNSEL, INC.

www.schwartzinvest.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2016

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 23, 2016

* Print the name and title of each signing officer under his or her signature.